Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	AIM ETF PRODUCTS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001797318
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2024
Document Effective Date	dei_DocumentEffectiveDate	Feb. 27, 2024
(AllianzIM U.S. Large Cap Buffer10 Jan ETF)
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 10% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from January 1, 2024 to December 31, 2024.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from January 1 to December 31, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 10.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 16.91% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 16.17%. The Buffer is 10.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 9.26%.

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2024, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $4.9 billion and $3 trillion.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 10.00% of losses experienced by the Underlying ETF’s share price.
•	If the Underlying ETF’s share price has decreased by more than 10.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 10.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 20%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 16.91%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of January 1, 2024 to December 31, 2024, each subsequent Outcome Period will be a one-year period from January 1 to December 31. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning at the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/JANT.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/JANT, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. Prior to January 1, 2023, the Fund invested in FLEX Options on the S&P 500® Price Return Index. Consequently, the performance information shown below for periods prior to January 1, 2023, reflects the Fund’s prior investment strategy and is not necessarily indicative of the performance that the Fund, based on its current investments, would have generated. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianzIMetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2023)	10.42%
Lowest (Q2, 2022)	-10.31%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

(AllianzIM U.S. Large Cap Buffer10 Jan ETF) | S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.23%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	8.29%	[1]
(AllianzIM U.S. Large Cap Buffer10 Jan ETF) | AllianzIM U.S. Large Cap Buffer10 Jan ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 918
Annual Return 2021	rr_AnnualReturn2021	12.76%
Annual Return 2022	rr_AnnualReturn2022	(10.13%)
Annual Return 2023	rr_AnnualReturn2023	22.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest (Q4, 2023)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest (Q2, 2022)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.31%)
1 Year	rr_AverageAnnualReturnYear01	22.61%
Since Inception	rr_AverageAnnualReturnSinceInception	7.51%
(AllianzIM U.S. Large Cap Buffer10 Jan ETF) | AllianzIM U.S. Large Cap Buffer10 Jan ETF | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.61%
Since Inception	rr_AverageAnnualReturnSinceInception	7.51%
(AllianzIM U.S. Large Cap Buffer10 Jan ETF) | AllianzIM U.S. Large Cap Buffer10 Jan ETF | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.38%
Since Inception	rr_AverageAnnualReturnSinceInception	5.82%
(AllianzIM U.S. Large Cap Buffer10 Jan ETF) | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Shares will change in value, and you could lose money by investing in the Fund.
(AllianzIM U.S. Large Cap Buffer10 Jan ETF) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
(AllianzIM U.S. Large Cap Buffer10 Jan ETF) | FLEX Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.

(AllianzIM U.S. Large Cap Buffer10 Jan ETF) | Buffered Loss Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 10.00% of losses experienced by the Underlying ETF in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.

(AllianzIM U.S. Large Cap Buffer10 Jan ETF) | Capped Upside Return Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of the Outcome Period, subject to the Cap. In the event that the Underlying ETF has gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has increased relative to its price at the close of the market the business day prior to the first day of the Outcome Period the investor may have less or no investment gain on their Shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the entire Outcome Period.

(AllianzIM U.S. Large Cap Buffer10 Jan ETF) | Upside Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that matches the share price returns of the Underlying ETF at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.

(AllianzIM U.S. Large Cap Buffer10 Jan ETF) | Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as, and it is possible the value may move in different directions from, the Underlying ETF’s share price, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

(AllianzIM U.S. Large Cap Buffer10 Jan ETF) | Cap Change Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on market conditions generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.

(AllianzIM U.S. Large Cap Buffer10 Jan ETF) | Investment Objective Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

(AllianzIM U.S. Large Cap Buffer10 Jan ETF) | Outcome Period Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match the share price returns of the Underlying ETF at the end of each Outcome Period, subject to the Cap and the Buffer. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience investment returns equal to the investment returns sought by the Fund for the Outcome Period. The current Outcome Period is January 1, 2024 to December 31, 2024. Each subsequent Outcome Period will be a one-year period from January 1 to December 31. However, generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV. As a result, investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

(AllianzIM U.S. Large Cap Buffer10 Jan ETF) | Downside Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Downside Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of an entire Outcome Period, subject to the Cap, while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the Underlying ETF’s share price has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.

(AllianzIM U.S. Large Cap Buffer10 Jan ETF) | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

(AllianzIM U.S. Large Cap Buffer10 Jan ETF) | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

(AllianzIM U.S. Large Cap Buffer10 Jan ETF) | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability to value the FLEX Options becomes more difficult and the judgment of Allianz Investment Management LLC (the “Adviser”) or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.

(AllianzIM U.S. Large Cap Buffer10 Jan ETF) | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

(AllianzIM U.S. Large Cap Buffer10 Jan ETF) | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Fund has elected and will continue to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

(AllianzIM U.S. Large Cap Buffer10 Jan ETF) | Underlying ETF Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Underlying ETF Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, and therefore the Fund’s investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.

(AllianzIM U.S. Large Cap Buffer10 Jan ETF) | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF. Because the Underlying ETF has exposure to the equity securities markets, the Fund has exposure to the equity securities markets. Equity securities prices fluctuate for several reasons, including economic and political developments, changes in interest rates, war, acts of terrorism, public health issues, or other events. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as investors’ perceptions of and confidence in their issuers change. These investor perceptions are based on various and unpredictable factors, including many of the same factors already mentioned.

(AllianzIM U.S. Large Cap Buffer10 Jan ETF) | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Companies Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which includes approximately 500 larger-capitalization companies. Such large- capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller- or mid-capitalization companies.

(AllianzIM U.S. Large Cap Buffer10 Jan ETF) | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Information Technology Sector Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which, as of January 31, 2024, has significant exposure to the information technology sector. Information technology companies may have limited product lines, markets, financial resources or personnel. Information technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

(AllianzIM U.S. Large Cap Buffer10 Jan ETF) | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, inflation, recessions, changes in interest rates, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

(AllianzIM U.S. Large Cap Buffer10 Jan ETF) | Premium/Discount Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

(AllianzIM U.S. Large Cap Buffer10 Jan ETF) | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

(AllianzIM U.S. Large Cap Buffer10 Jan ETF) | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, or other funds or accounts advised by the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. In addition, the Fund may be a constituent of one or more adviser asset allocation models. Being a component of such a model may greatly affect the trading activity of the Fund, the size of the Fund, and the market volatility of the Fund’s shares. Inclusion in a model could increase demand for the Fund and removal from a model could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted, and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, model rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

(AllianzIM U.S. Large Cap Buffer10 Jan ETF) | Active Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of Shares and their underlying value and wider bid-ask spreads. Shares of the Fund could decline in value or underperform other investments.

(AllianzIM U.S. Large Cap Buffer10 Jan ETF) | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the operation and valuation of the Underlying ETF, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

(AllianzIM U.S. Large Cap Buffer10 Jan ETF) | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

(AllianzIM U.S. Large Cap Buffer10 Jan ETF) | Cash Transactions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund (“ETF”) that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.

(AllianzIM U.S. Large Cap Buffer10 Jan ETF) | Trading Issues Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.

(AllianzIM U.S. Large Cap Buffer10 Jan ETF) | Market Maker Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.

(AllianzIM U.S. Large Cap Buffer20 Jan ETF)
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 20% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from January 1, 2024 to December 31, 2024.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from January 1 to December 31, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 20.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 11.90% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 11.16%. The Buffer is 20.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 19.26%.

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2024, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $4.9 billion and $3 trillion.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 20.00% of losses experienced by the Underlying ETF’s share price.
•	If the Underlying ETF’s share price has decreased by more than 20.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 20.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 30%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 11.90%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of January 1, 2024 to December 31, 2024, each subsequent Outcome Period will be a one-year period from January 1 to December 31. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning at the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/JANW.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/JANW, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. Prior to January 1, 2023, the Fund invested in FLEX Options on the S&P 500® Price Return Index. Consequently, the performance information shown below for periods prior to January 1, 2023, reflects the Fund’s prior investment strategy and is not necessarily indicative of the performance that the Fund, based on its current investments, would have generated. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianzIMetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2022)	7.24%
Lowest (Q2, 2022)	-5.56%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

(AllianzIM U.S. Large Cap Buffer20 Jan ETF) | S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.23%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	8.29%	[2]
(AllianzIM U.S. Large Cap Buffer20 Jan ETF) | AllianzIM U.S. Large Cap Buffer20 Jan ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 918
Annual Return 2021	rr_AnnualReturn2021	6.20%
Annual Return 2022	rr_AnnualReturn2022	(0.65%)
Annual Return 2023	rr_AnnualReturn2023	14.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest (Q4, 2022)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest (Q2, 2022)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.56%)
1 Year	rr_AverageAnnualReturnYear01	14.69%
Since Inception	rr_AverageAnnualReturnSinceInception	6.57%
(AllianzIM U.S. Large Cap Buffer20 Jan ETF) | AllianzIM U.S. Large Cap Buffer20 Jan ETF | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.69%
Since Inception	rr_AverageAnnualReturnSinceInception	6.57%
(AllianzIM U.S. Large Cap Buffer20 Jan ETF) | AllianzIM U.S. Large Cap Buffer20 Jan ETF | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.70%
Since Inception	rr_AverageAnnualReturnSinceInception	5.08%
(AllianzIM U.S. Large Cap Buffer20 Jan ETF) | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Shares will change in value, and you could lose money by investing in the Fund.
(AllianzIM U.S. Large Cap Buffer20 Jan ETF) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
(AllianzIM U.S. Large Cap Buffer20 Jan ETF) | FLEX Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.

(AllianzIM U.S. Large Cap Buffer20 Jan ETF) | Buffered Loss Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 20.00% of losses experienced by the Underlying ETF in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer20 Jan ETF) | Capped Upside Return Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of the Outcome Period, subject to the Cap. In the event that the Underlying ETF has gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has increased relative to its price at the close of the market the business day prior to the first day of the Outcome Period the investor may have less or no investment gain on their Shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the entire Outcome Period.
(AllianzIM U.S. Large Cap Buffer20 Jan ETF) | Upside Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that matches the share price returns of the Underlying ETF at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.
(AllianzIM U.S. Large Cap Buffer20 Jan ETF) | Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as, and it is possible the value may move in different directions from, the Underlying ETF’s share price, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.
(AllianzIM U.S. Large Cap Buffer20 Jan ETF) | Cap Change Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on market conditions generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.
(AllianzIM U.S. Large Cap Buffer20 Jan ETF) | Investment Objective Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.
(AllianzIM U.S. Large Cap Buffer20 Jan ETF) | Outcome Period Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match the share price returns of the Underlying ETF at the end of each Outcome Period, subject to the Cap and the Buffer. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience investment returns equal to the investment returns sought by the Fund for the Outcome Period. The current Outcome Period is January 1, 2024 to December 31, 2024. Each subsequent Outcome Period will be a one-year period from January 1 to December 31. However, generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV. As a result, investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

(AllianzIM U.S. Large Cap Buffer20 Jan ETF) | Downside Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Downside Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of an entire Outcome Period, subject to the Cap, while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the Underlying ETF’s share price has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer20 Jan ETF) | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
(AllianzIM U.S. Large Cap Buffer20 Jan ETF) | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
(AllianzIM U.S. Large Cap Buffer20 Jan ETF) | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability to value the FLEX Options becomes more difficult and the judgment of Allianz Investment Management LLC (the “Adviser”) or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.
(AllianzIM U.S. Large Cap Buffer20 Jan ETF) | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
(AllianzIM U.S. Large Cap Buffer20 Jan ETF) | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. The Fund has elected and will continue to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

(AllianzIM U.S. Large Cap Buffer20 Jan ETF) | Underlying ETF Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Underlying ETF Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, and therefore the Fund’s investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.
(AllianzIM U.S. Large Cap Buffer20 Jan ETF) | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF. Because the Underlying ETF has exposure to the equity securities markets, the Fund has exposure to the equity securities markets. Equity securities prices fluctuate for several reasons, including economic and political developments, changes in interest rates, war, acts of terrorism, public health issues, or other events. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as investors’ perceptions of and confidence in their issuers change. These investor perceptions are based on various and unpredictable factors, including many of the same factors already mentioned.
(AllianzIM U.S. Large Cap Buffer20 Jan ETF) | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Companies Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which includes approximately 500 larger-capitalization companies. Such large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller- or mid-capitalization companies.
(AllianzIM U.S. Large Cap Buffer20 Jan ETF) | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which, as of January 31, 2024, has significant exposure to the information technology sector. Information technology companies may have limited product lines, markets, financial resources or personnel. Information technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
(AllianzIM U.S. Large Cap Buffer20 Jan ETF) | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, inflation, recessions, changes in interest rates, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

(AllianzIM U.S. Large Cap Buffer20 Jan ETF) | Premium/Discount Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.
(AllianzIM U.S. Large Cap Buffer20 Jan ETF) | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.
(AllianzIM U.S. Large Cap Buffer20 Jan ETF) | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, or other funds or accounts advised by the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. In addition, the Fund may be a constituent of one or more adviser asset allocation models. Being a component of such a model may greatly affect the trading activity of the Fund, the size of the Fund, and the market volatility of the Fund’s shares. Inclusion in a model could increase demand for the Fund and removal from a model could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted, and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, model rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.
(AllianzIM U.S. Large Cap Buffer20 Jan ETF) | Active Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of Shares and their underlying value and wider bid-ask spreads. Shares of the Fund could decline in value or underperform other investments.
(AllianzIM U.S. Large Cap Buffer20 Jan ETF) | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the operation and valuation of the Underlying ETF, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
(AllianzIM U.S. Large Cap Buffer20 Jan ETF) | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

(AllianzIM U.S. Large Cap Buffer20 Jan ETF) | Cash Transactions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund (“ETF”) that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.
(AllianzIM U.S. Large Cap Buffer20 Jan ETF) | Trading Issues Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.
(AllianzIM U.S. Large Cap Buffer20 Jan ETF) | Market Maker Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.
(AllianzIM U.S. Large Cap Buffer10 Feb ETF)
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 10% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from February 1, 2024 to January 31, 2025.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, from inception of the Fund (January 31, 2023) through October 31, 2023, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from February 1 to January 31, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 10.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 17.01% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 16.27%. The Buffer is 10.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 9.26%.

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2024, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $4.9 billion and $3 trillion.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 10.00% of losses experienced by the Underlying ETF’s share price.
•	If the Underlying ETF’s share price has decreased by more than 10.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 10.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 20%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 17.01%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of February 1, 2024 to January 31, 2025, each subsequent Outcome Period will be a one-year period from February 1 to January 31. The Fund may be offered for a brief period prior to the first day of the initial Outcome Period, in which case the Fund’s assets will be invested in cash or cash equivalent instruments prior to the close of the market on the business day prior to the first day of the Outcome Period.  The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning at the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/FEBT.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/FEBT, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund’s performance history is not presented here because, as of the date of this prospectus, the Fund has not had annual returns for at least one calendar year. The Fund’s performance information is accessible on the Fund’s website at www.AllianzIMetfs.com and provides some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianzIMetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
(AllianzIM U.S. Large Cap Buffer10 Feb ETF) | AllianzIM U.S. Large Cap Buffer10 Feb ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 918
(AllianzIM U.S. Large Cap Buffer10 Feb ETF) | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Shares will change in value, and you could lose money by investing in the Fund.
(AllianzIM U.S. Large Cap Buffer10 Feb ETF) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
(AllianzIM U.S. Large Cap Buffer10 Feb ETF) | FLEX Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.
(AllianzIM U.S. Large Cap Buffer10 Feb ETF) | Buffered Loss Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 10.00% of losses experienced by the Underlying ETF in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer10 Feb ETF) | Capped Upside Return Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of the Outcome Period, subject to the Cap. In the event that the Underlying ETF has gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has increased relative to its price at the close of the market the business day prior to the first day of the Outcome Period the investor may have less or no investment gain on their Shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the entire Outcome Period.
(AllianzIM U.S. Large Cap Buffer10 Feb ETF) | Upside Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that matches the share price returns of the Underlying ETF at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.
(AllianzIM U.S. Large Cap Buffer10 Feb ETF) | Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as, and it is possible the value may move in different directions from, the Underlying ETF’s share price, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.
(AllianzIM U.S. Large Cap Buffer10 Feb ETF) | Cap Change Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on market conditions generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.
(AllianzIM U.S. Large Cap Buffer10 Feb ETF) | Investment Objective Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.
(AllianzIM U.S. Large Cap Buffer10 Feb ETF) | Outcome Period Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match the share price returns of the Underlying ETF at the end of each Outcome Period, subject to the Cap and the Buffer. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience investment returns equal to the investment returns sought by the Fund for the Outcome Period. The current Outcome Period is February 1, 2024 to January 31, 2025. Each subsequent Outcome Period will be a one-year period from February 1 to January 31. The Fund may be offered for a brief period prior to the first day of the initial Outcome Period, in which case the Fund’s assets will be invested in cash or cash equivalent instruments prior to the close of the market on the business day prior to the first day of the Outcome Period.  However, generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV. As a result, investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

(AllianzIM U.S. Large Cap Buffer10 Feb ETF) | Downside Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Downside Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of an entire Outcome Period, subject to the Cap, while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the Underlying ETF’s share price has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer10 Feb ETF) | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
(AllianzIM U.S. Large Cap Buffer10 Feb ETF) | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
(AllianzIM U.S. Large Cap Buffer10 Feb ETF) | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability to value the FLEX Options becomes more difficult and the judgment of Allianz Investment Management LLC (the “Adviser”) or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.
(AllianzIM U.S. Large Cap Buffer10 Feb ETF) | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
(AllianzIM U.S. Large Cap Buffer10 Feb ETF) | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. The Fund has elected and will continue to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

(AllianzIM U.S. Large Cap Buffer10 Feb ETF) | Underlying ETF Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Underlying ETF Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, and therefore the Fund’s investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.
(AllianzIM U.S. Large Cap Buffer10 Feb ETF) | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF. Because the Underlying ETF has exposure to the equity securities markets, the Fund has exposure to the equity securities markets. Equity securities prices fluctuate for several reasons, including economic and political developments, changes in interest rates, war, acts of terrorism, public health issues, or other events. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as investors’ perceptions of and confidence in their issuers change. These investor perceptions are based on various and unpredictable factors, including many of the same factors already mentioned.
(AllianzIM U.S. Large Cap Buffer10 Feb ETF) | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Companies Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which includes approximately 500 larger-capitalization companies. Such large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller- or mid-capitalization companies.
(AllianzIM U.S. Large Cap Buffer10 Feb ETF) | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which, as of January 31, 2024, has significant exposure to the information technology sector. Information technology companies may have limited product lines, markets, financial resources or personnel. Information technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
(AllianzIM U.S. Large Cap Buffer10 Feb ETF) | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, inflation, recessions, changes in interest rates, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

(AllianzIM U.S. Large Cap Buffer10 Feb ETF) | Premium/Discount Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.
(AllianzIM U.S. Large Cap Buffer10 Feb ETF) | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.
(AllianzIM U.S. Large Cap Buffer10 Feb ETF) | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, or other funds or accounts advised by the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. In addition, the Fund may be a constituent of one or more adviser asset allocation models. Being a component of such a model may greatly affect the trading activity of the Fund, the size of the Fund, and the market volatility of the Fund’s shares. Inclusion in a model could increase demand for the Fund and removal from a model could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted, and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, model rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.
(AllianzIM U.S. Large Cap Buffer10 Feb ETF) | Active Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of Shares and their underlying value and wider bid-ask spreads. Shares of the Fund could decline in value or underperform other investments.
(AllianzIM U.S. Large Cap Buffer10 Feb ETF) | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the operation and valuation of the Underlying ETF, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
(AllianzIM U.S. Large Cap Buffer10 Feb ETF) | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
(AllianzIM U.S. Large Cap Buffer10 Feb ETF) | Cash Transactions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund (“ETF”) that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.
(AllianzIM U.S. Large Cap Buffer10 Feb ETF) | Trading Issues Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.
(AllianzIM U.S. Large Cap Buffer10 Feb ETF) | Market Maker Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.
(AllianzIM U.S. Large Cap Buffer20 Feb ETF)
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 20% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from February 1, 2024 to January 31, 2025.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, from inception of the Fund (January 31, 2023) through October 31, 2023, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from February 1 to January 31, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 20.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 11.91% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 11.17%. The Buffer is 20.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 19.26%.

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2024, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $4.9 billion and $3 trillion.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 20.00% of losses experienced by the Underlying ETF’s share price.
•	If the Underlying ETF’s share price has decreased by more than 20.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 20.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 30%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 11.91%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of February 1, 2024 to January 31, 2025, each subsequent Outcome Period will be a one-year period from February 1 to January 31. The Fund may be offered for a brief period prior to the first day of the initial Outcome Period, in which case the Fund’s assets will be invested in cash or cash equivalent instruments prior to the close of the market on the business day prior to the first day of the Outcome Period. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning at the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/FEBW.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/FEBW, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund’s performance history is not presented here because, as of the date of this prospectus, the Fund has not had annual returns for at least one calendar year. The Fund’s performance information is accessible on the Fund’s website at www.AllianzIMetfs.com and provides some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianzIMetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
(AllianzIM U.S. Large Cap Buffer20 Feb ETF) | AllianzIM U.S. Large Cap Buffer20 Feb ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 918
(AllianzIM U.S. Large Cap Buffer20 Feb ETF) | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Shares will change in value, and you could lose money by investing in the Fund.
(AllianzIM U.S. Large Cap Buffer20 Feb ETF) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
(AllianzIM U.S. Large Cap Buffer20 Feb ETF) | FLEX Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.
(AllianzIM U.S. Large Cap Buffer20 Feb ETF) | Buffered Loss Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 20.00% of losses experienced by the Underlying ETF in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer20 Feb ETF) | Capped Upside Return Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of the Outcome Period, subject to the Cap. In the event that the Underlying ETF has gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has increased relative to its price at the close of the market the business day prior to the first day of the Outcome Period the investor may have less or no investment gain on their Shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the entire Outcome Period.
(AllianzIM U.S. Large Cap Buffer20 Feb ETF) | Upside Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that matches the share price returns of the Underlying ETF at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.
(AllianzIM U.S. Large Cap Buffer20 Feb ETF) | Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as, and it is possible the value may move in different directions from, the Underlying ETF’s share price, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.
(AllianzIM U.S. Large Cap Buffer20 Feb ETF) | Cap Change Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on market conditions generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.
(AllianzIM U.S. Large Cap Buffer20 Feb ETF) | Investment Objective Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.
(AllianzIM U.S. Large Cap Buffer20 Feb ETF) | Outcome Period Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match the share price returns of the Underlying ETF at the end of each Outcome Period, subject to the Cap and the Buffer. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience investment returns equal to the investment returns sought by the Fund for the Outcome Period. The current Outcome Period is February 1, 2024 to January 31, 2025. Each subsequent Outcome Period will be a one-year period from February 1 to January 31. The Fund may be offered for a brief period prior to the first day of the initial Outcome Period, in which case the Fund’s assets will be invested in cash or cash equivalent instruments prior to the close of the market on the business day prior to the first day of the Outcome Period. However, generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV. As a result, investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

(AllianzIM U.S. Large Cap Buffer20 Feb ETF) | Downside Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Downside Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of an entire Outcome Period, subject to the Cap, while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the Underlying ETF’s share price has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer20 Feb ETF) | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
(AllianzIM U.S. Large Cap Buffer20 Feb ETF) | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
(AllianzIM U.S. Large Cap Buffer20 Feb ETF) | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability to value the FLEX Options becomes more difficult and the judgment of Allianz Investment Management LLC (the “Adviser”) or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.
(AllianzIM U.S. Large Cap Buffer20 Feb ETF) | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
(AllianzIM U.S. Large Cap Buffer20 Feb ETF) | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. The Fund has elected and will continue to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

(AllianzIM U.S. Large Cap Buffer20 Feb ETF) | Underlying ETF Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Underlying ETF Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, and therefore the Fund’s investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.
(AllianzIM U.S. Large Cap Buffer20 Feb ETF) | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF. Because the Underlying ETF has exposure to the equity securities markets, the Fund has exposure to the equity securities markets. Equity securities prices fluctuate for several reasons, including economic and political developments, changes in interest rates, war, acts of terrorism, public health issues, or other events. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as investors’ perceptions of and confidence in their issuers change. These investor perceptions are based on various and unpredictable factors, including many of the same factors already mentioned.
(AllianzIM U.S. Large Cap Buffer20 Feb ETF) | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Companies Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which includes approximately 500 larger-capitalization companies. Such large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller-or mid-capitalization companies.
(AllianzIM U.S. Large Cap Buffer20 Feb ETF) | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which, as of January 31, 2024, has significant exposure to the information technology sector. Information technology companies may have limited product lines, markets, financial resources or personnel. Information technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
(AllianzIM U.S. Large Cap Buffer20 Feb ETF) | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, inflation, recessions, changes in interest rates, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

(AllianzIM U.S. Large Cap Buffer20 Feb ETF) | Premium/Discount Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.
(AllianzIM U.S. Large Cap Buffer20 Feb ETF) | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.
(AllianzIM U.S. Large Cap Buffer20 Feb ETF) | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, or other funds or accounts advised by the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. In addition, the Fund may be a constituent of one or more adviser asset allocation models. Being a component of such a model may greatly affect the trading activity of the Fund, the size of the Fund, and the market volatility of the Fund’s shares. Inclusion in a model could increase demand for the Fund and removal from a model could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted, and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, model rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.
(AllianzIM U.S. Large Cap Buffer20 Feb ETF) | Active Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of Shares and their underlying value and wider bid-ask spreads. Shares of the Fund could decline in value or underperform other investments.
(AllianzIM U.S. Large Cap Buffer20 Feb ETF) | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the operation and valuation of the Underlying ETF, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
(AllianzIM U.S. Large Cap Buffer20 Feb ETF) | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
(AllianzIM U.S. Large Cap Buffer20 Feb ETF) | Cash Transactions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund (“ETF”) that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.
(AllianzIM U.S. Large Cap Buffer20 Feb ETF) | Trading Issues Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.
(AllianzIM U.S. Large Cap Buffer20 Feb ETF) | Market Maker Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.
(AllianzIM U.S. Large Cap Buffer10 Mar ETF)
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 10% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from March 1, 2024 to February 28, 2025.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, from inception of the Fund (February 28, 2023) through October 31, 2023, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from March 1 to February 28 (or 29), as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 10.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 20.39% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 19.65%. The Buffer is 10.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 9.26%.

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2024, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $4.9 billion and $3 trillion.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 10.00% of losses experienced by the Underlying ETF’s share price.
•	If the Underlying ETF’s share price has decreased by more than 10.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 10.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 20%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 20.39%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of March 1, 2024 to February 28, 2025, each subsequent Outcome Period will be a one-year period from March 1 to February 28 (or 29). The Fund may be offered for a brief period prior to the first day of the initial Outcome Period, in which case the Fund’s assets will be invested in cash or cash equivalent instruments prior to the close of the market on the business day prior to the first day of the Outcome Period. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning at the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/MART.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/MART, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund’s performance history is not presented here because, as of the date of this prospectus, the Fund has not had annual returns for at least one calendar year. The Fund’s performance information is accessible on the Fund’s website at www.AllianzIMetfs.com and provides some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianzIMetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
(AllianzIM U.S. Large Cap Buffer10 Mar ETF) | AllianzIM U.S. Large Cap Buffer10 Mar ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 918
(AllianzIM U.S. Large Cap Buffer10 Mar ETF) | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Shares will change in value, and you could lose money by investing in the Fund.
(AllianzIM U.S. Large Cap Buffer10 Mar ETF) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
(AllianzIM U.S. Large Cap Buffer10 Mar ETF) | FLEX Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.
(AllianzIM U.S. Large Cap Buffer10 Mar ETF) | Buffered Loss Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 10.00% of losses experienced by the Underlying ETF in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer10 Mar ETF) | Capped Upside Return Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of the Outcome Period, subject to the Cap. In the event that the Underlying ETF has gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has increased relative to its price at the close of the market the business day prior to the first day of the Outcome Period the investor may have less or no investment gain on their Shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the entire Outcome Period.
(AllianzIM U.S. Large Cap Buffer10 Mar ETF) | Upside Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that matches the share price returns of the Underlying ETF at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.
(AllianzIM U.S. Large Cap Buffer10 Mar ETF) | Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as, and it is possible the value may move in different directions from, the Underlying ETF’s share price, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.
(AllianzIM U.S. Large Cap Buffer10 Mar ETF) | Cap Change Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on market conditions generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.
(AllianzIM U.S. Large Cap Buffer10 Mar ETF) | Investment Objective Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.
(AllianzIM U.S. Large Cap Buffer10 Mar ETF) | Outcome Period Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match the share price returns of the Underlying ETF at the end of each Outcome Period, subject to the Cap and the Buffer. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience investment returns equal to the investment returns sought by the Fund for the Outcome Period. The current Outcome Period is March 1, 2024 to February 28, 2025. Each subsequent Outcome Period will be a one-year period from March 1 to February 28 (or 29). The Fund may be offered for a brief period prior to the first day of the initial Outcome Period, in which case the Fund’s assets will be invested in cash or cash equivalent instruments prior to the close of the market on the business day prior to the first day of the Outcome Period.  However, generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV. As a result, investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

(AllianzIM U.S. Large Cap Buffer10 Mar ETF) | Downside Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Downside Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of an entire Outcome Period, subject to the Cap, while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the Underlying ETF’s share price has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer10 Mar ETF) | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
(AllianzIM U.S. Large Cap Buffer10 Mar ETF) | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
(AllianzIM U.S. Large Cap Buffer10 Mar ETF) | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability to value the FLEX Options becomes more difficult and the judgment of Allianz Investment Management LLC (the “Adviser”) or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.
(AllianzIM U.S. Large Cap Buffer10 Mar ETF) | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
(AllianzIM U.S. Large Cap Buffer10 Mar ETF) | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. The Fund has elected and will continue to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

(AllianzIM U.S. Large Cap Buffer10 Mar ETF) | Underlying ETF Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Underlying ETF Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, and therefore the Fund’s investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.
(AllianzIM U.S. Large Cap Buffer10 Mar ETF) | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF. Because the Underlying ETF has exposure to the equity securities markets, the Fund has exposure to the equity securities markets. Equity securities prices fluctuate for several reasons, including economic and political developments, changes in interest rates, war, acts of terrorism, public health issues, or other events. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as investors’ perceptions of and confidence in their issuers change. These investor perceptions are based on various and unpredictable factors, including many of the same factors already mentioned.
(AllianzIM U.S. Large Cap Buffer10 Mar ETF) | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Companies Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which includes approximately 500 larger-capitalization companies. Such large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller- or mid-capitalization companies.
(AllianzIM U.S. Large Cap Buffer10 Mar ETF) | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which, as of January 31, 2024, has significant exposure to the information technology sector. Information technology companies may have limited product lines, markets, financial resources or personnel. Information technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
(AllianzIM U.S. Large Cap Buffer10 Mar ETF) | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, inflation, recessions, changes in interest rates, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

(AllianzIM U.S. Large Cap Buffer10 Mar ETF) | Premium/Discount Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.
(AllianzIM U.S. Large Cap Buffer10 Mar ETF) | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.
(AllianzIM U.S. Large Cap Buffer10 Mar ETF) | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, or other funds or accounts advised by the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. In addition, the Fund may be a constituent of one or more adviser asset allocation models. Being a component of such a model may greatly affect the trading activity of the Fund, the size of the Fund, and the market volatility of the Fund’s shares. Inclusion in a model could increase demand for the Fund and removal from a model could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted, and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, model rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.
(AllianzIM U.S. Large Cap Buffer10 Mar ETF) | Active Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of Shares and their underlying value and wider bid-ask spreads. Shares of the Fund could decline in value or underperform other investments.
(AllianzIM U.S. Large Cap Buffer10 Mar ETF) | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the operation and valuation of the Underlying ETF, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
(AllianzIM U.S. Large Cap Buffer10 Mar ETF) | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
(AllianzIM U.S. Large Cap Buffer10 Mar ETF) | Cash Transactions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund (“ETF”) that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.
(AllianzIM U.S. Large Cap Buffer10 Mar ETF) | Trading Issues Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.
(AllianzIM U.S. Large Cap Buffer10 Mar ETF) | Market Maker Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.
(AllianzIM U.S. Large Cap Buffer20 Mar ETF)
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 20% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from March 1, 2024 to February 28, 2025.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, from inception of the Fund (February 28, 2023) through October 31, 2023, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from March 1 to February 28 (or 29), as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 20.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 14.01% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 13.27%. The Buffer is 20.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 19.26%.

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2024, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $4.9 billion and $3 trillion.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 20.00% of losses experienced by the Underlying ETF’s share price.
•	If the Underlying ETF’s share price has decreased by more than 20.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 20.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 30%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 14.01%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of March 1, 2024 to February 28, 2025, each subsequent Outcome Period will be a one-year period from March 1 to February 28 (or 29). The Fund may be offered for a brief period prior to the first day of the initial Outcome Period, in which case the Fund’s assets will be invested in cash or cash equivalent instruments prior to the close of the market on the business day prior to the first day of the Outcome Period. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning at the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/MARW.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/MARW, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund’s performance history is not presented here because, as of the date of this prospectus, the Fund has not had annual returns for at least one calendar year. The Fund’s performance information is accessible on the Fund’s website at www.AllianzIMetfs.com and provides some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianzIMetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
(AllianzIM U.S. Large Cap Buffer20 Mar ETF) | AllianzIM U.S. Large Cap Buffer20 Mar ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 918
(AllianzIM U.S. Large Cap Buffer20 Mar ETF) | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Shares will change in value, and you could lose money by investing in the Fund.
(AllianzIM U.S. Large Cap Buffer20 Mar ETF) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
(AllianzIM U.S. Large Cap Buffer20 Mar ETF) | FLEX Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.
(AllianzIM U.S. Large Cap Buffer20 Mar ETF) | Buffered Loss Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 20.00% of losses experienced by the Underlying ETF in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer20 Mar ETF) | Capped Upside Return Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of the Outcome Period, subject to the Cap. In the event that the Underlying ETF has gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has increased relative to its price at the close of the market the business day prior to the first day of the Outcome Period the investor may have less or no investment gain on their Shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the entire Outcome Period.
(AllianzIM U.S. Large Cap Buffer20 Mar ETF) | Upside Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that matches the share price returns of the Underlying ETF at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.
(AllianzIM U.S. Large Cap Buffer20 Mar ETF) | Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as, and it is possible the value may move in different directions from, the Underlying ETF’s share price, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.
(AllianzIM U.S. Large Cap Buffer20 Mar ETF) | Cap Change Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on market conditions generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.
(AllianzIM U.S. Large Cap Buffer20 Mar ETF) | Investment Objective Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.
(AllianzIM U.S. Large Cap Buffer20 Mar ETF) | Outcome Period Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match the share price returns of the Underlying ETF at the end of each Outcome Period, subject to the Cap and the Buffer. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience investment returns equal to the investment returns sought by the Fund for the Outcome Period. The current Outcome Period is March 1, 2024 to February 28, 2025. Each subsequent Outcome Period will be a one-year period from March 1 to February 28 (or 29). The Fund may be offered for a brief period prior to the first day of the initial Outcome Period, in which case the Fund’s assets will be invested in cash or cash equivalent instruments prior to the close of the market on the business day prior to the first day of the Outcome Period. However, generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV. As a result, investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

(AllianzIM U.S. Large Cap Buffer20 Mar ETF) | Downside Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Downside Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of an entire Outcome Period, subject to the Cap, while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the Underlying ETF’s share price has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer20 Mar ETF) | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
(AllianzIM U.S. Large Cap Buffer20 Mar ETF) | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
(AllianzIM U.S. Large Cap Buffer20 Mar ETF) | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability to value the FLEX Options becomes more difficult and the judgment of Allianz Investment Management LLC (the “Adviser”) or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.
(AllianzIM U.S. Large Cap Buffer20 Mar ETF) | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
(AllianzIM U.S. Large Cap Buffer20 Mar ETF) | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. The Fund has elected and will continue to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

(AllianzIM U.S. Large Cap Buffer20 Mar ETF) | Underlying ETF Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Underlying ETF Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, and therefore the Fund’s investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.
(AllianzIM U.S. Large Cap Buffer20 Mar ETF) | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF. Because the Underlying ETF has exposure to the equity securities markets, the Fund has exposure to the equity securities markets. Equity securities prices fluctuate for several reasons, including economic and political developments, changes in interest rates, war, acts of terrorism, public health issues, or other events. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as investors’ perceptions of and confidence in their issuers change. These investor perceptions are based on various and unpredictable factors, including many of the same factors already mentioned.
(AllianzIM U.S. Large Cap Buffer20 Mar ETF) | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Companies Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which includes approximately 500 larger-capitalization companies. Such large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller-or mid-capitalization companies.
(AllianzIM U.S. Large Cap Buffer20 Mar ETF) | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which, as of January 31, 2024, has significant exposure to the information technology sector. Information technology companies may have limited product lines, markets, financial resources or personnel. Information technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
(AllianzIM U.S. Large Cap Buffer20 Mar ETF) | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, inflation, recessions, changes in interest rates, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

(AllianzIM U.S. Large Cap Buffer20 Mar ETF) | Premium/Discount Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.
(AllianzIM U.S. Large Cap Buffer20 Mar ETF) | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.
(AllianzIM U.S. Large Cap Buffer20 Mar ETF) | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, or other funds or accounts advised by the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. In addition, the Fund may be a constituent of one or more adviser asset allocation models. Being a component of such a model may greatly affect the trading activity of the Fund, the size of the Fund, and the market volatility of the Fund’s shares. Inclusion in a model could increase demand for the Fund and removal from a model could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted, and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, model rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.
(AllianzIM U.S. Large Cap Buffer20 Mar ETF) | Active Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of Shares and their underlying value and wider bid-ask spreads. Shares of the Fund could decline in value or underperform other investments.
(AllianzIM U.S. Large Cap Buffer20 Mar ETF) | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the operation and valuation of the Underlying ETF, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
(AllianzIM U.S. Large Cap Buffer20 Mar ETF) | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
(AllianzIM U.S. Large Cap Buffer20 Mar ETF) | Cash Transactions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund (“ETF”) that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.
(AllianzIM U.S. Large Cap Buffer20 Mar ETF) | Trading Issues Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.
(AllianzIM U.S. Large Cap Buffer20 Mar ETF) | Market Maker Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.
(AllianzIM U.S. Large Cap Buffer10 Apr ETF)
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 10% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from April 1, 2023 to March 31, 2024.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from April 1 to March 31, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 10.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 18.87% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 18.13%. The Buffer is 10.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 9.26%.

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2024, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $4.9 billion and $3 trillion.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 10.00% of losses experienced by the Underlying ETF’s share price.
•	If the Underlying ETF’s share price has decreased by more than 10.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 10.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 20%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 18.87%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of April 1, 2023 to March 31, 2024, each subsequent Outcome Period will be a one-year period from April 1 to March 31. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning at the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/APRT.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/APRT, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. Prior to April 1, 2023, the Fund invested in FLEX Options on the S&P 500® Price Return Index. Consequently, the performance information shown below for periods prior to April 1, 2023, reflects the Fund’s prior investment strategy and is not necessarily indicative of the performance that the Fund, based on its current investments, would have generated. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianzIMetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2023)	8.70%
Lowest (Q2, 2022)	-11.10%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

(AllianzIM U.S. Large Cap Buffer10 Apr ETF) | S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.23%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	13.46%	[3]
(AllianzIM U.S. Large Cap Buffer10 Apr ETF) | AllianzIM U.S. Large Cap Buffer10 Apr ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 918
Annual Return 2021	rr_AnnualReturn2021	12.00%
Annual Return 2022	rr_AnnualReturn2022	(6.26%)
Annual Return 2023	rr_AnnualReturn2023	21.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest (Q4, 2023)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest (Q2, 2022)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.10%)
1 Year	rr_AverageAnnualReturnYear01	21.99%
Since Inception	rr_AverageAnnualReturnSinceInception	9.88%
(AllianzIM U.S. Large Cap Buffer10 Apr ETF) | AllianzIM U.S. Large Cap Buffer10 Apr ETF | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.99%
Since Inception	rr_AverageAnnualReturnSinceInception	9.46%
(AllianzIM U.S. Large Cap Buffer10 Apr ETF) | AllianzIM U.S. Large Cap Buffer10 Apr ETF | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.02%
Since Inception	rr_AverageAnnualReturnSinceInception	7.59%
(AllianzIM U.S. Large Cap Buffer10 Apr ETF) | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Shares will change in value, and you could lose money by investing in the Fund.
(AllianzIM U.S. Large Cap Buffer10 Apr ETF) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
(AllianzIM U.S. Large Cap Buffer10 Apr ETF) | FLEX Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.

(AllianzIM U.S. Large Cap Buffer10 Apr ETF) | Buffered Loss Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 10.00% of losses experienced by the Underlying ETF in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer10 Apr ETF) | Capped Upside Return Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of the Outcome Period, subject to the Cap. In the event that the Underlying ETF has gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has increased relative to its price at the close of the market the business day prior to the first day of the Outcome Period the investor may have less or no investment gain on their Shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the entire Outcome Period.
(AllianzIM U.S. Large Cap Buffer10 Apr ETF) | Upside Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that matches the share price returns of the Underlying ETF at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.
(AllianzIM U.S. Large Cap Buffer10 Apr ETF) | Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as, and it is possible the value may move in different directions from, the Underlying ETF’s share price, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.
(AllianzIM U.S. Large Cap Buffer10 Apr ETF) | Cap Change Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on market conditions generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.
(AllianzIM U.S. Large Cap Buffer10 Apr ETF) | Investment Objective Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.
(AllianzIM U.S. Large Cap Buffer10 Apr ETF) | Outcome Period Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match the share price returns of the Underlying ETF at the end of each Outcome Period, subject to the Cap and the Buffer. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience investment returns equal to the investment returns sought by the Fund for the Outcome Period. The current Outcome Period is April 1, 2023 to March 31, 2024. Each subsequent Outcome Period will be a one-year period from April 1 to March 31. However, generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV. As a result, investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

(AllianzIM U.S. Large Cap Buffer10 Apr ETF) | Downside Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Downside Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of an entire Outcome Period, subject to the Cap, while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the Underlying ETF’s share price has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer10 Apr ETF) | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
(AllianzIM U.S. Large Cap Buffer10 Apr ETF) | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
(AllianzIM U.S. Large Cap Buffer10 Apr ETF) | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability to value the FLEX Options becomes more difficult and the judgment of Allianz Investment Management LLC (the “Adviser”) or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.
(AllianzIM U.S. Large Cap Buffer10 Apr ETF) | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
(AllianzIM U.S. Large Cap Buffer10 Apr ETF) | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. The Fund has elected and will continue to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

(AllianzIM U.S. Large Cap Buffer10 Apr ETF) | Underlying ETF Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Underlying ETF Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, and therefore the Fund’s investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.
(AllianzIM U.S. Large Cap Buffer10 Apr ETF) | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF. Because the Underlying ETF has exposure to the equity securities markets, the Fund has exposure to the equity securities markets. Equity securities prices fluctuate for several reasons, including economic and political developments, changes in interest rates, war, acts of terrorism, public health issues, or other events. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as investors’ perceptions of and confidence in their issuers change. These investor perceptions are based on various and unpredictable factors, including many of the same factors already mentioned.
(AllianzIM U.S. Large Cap Buffer10 Apr ETF) | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Companies Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which includes approximately 500 larger-capitalization companies. Such large- capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller- or mid-capitalization companies.
(AllianzIM U.S. Large Cap Buffer10 Apr ETF) | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which, as of January 31, 2024, has significant exposure to the information technology sector. Information technology companies may have limited product lines, markets, financial resources or personnel. Information technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
(AllianzIM U.S. Large Cap Buffer10 Apr ETF) | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, inflation, recessions, changes in interest rates, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

(AllianzIM U.S. Large Cap Buffer10 Apr ETF) | Premium/Discount Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.
(AllianzIM U.S. Large Cap Buffer10 Apr ETF) | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.
(AllianzIM U.S. Large Cap Buffer10 Apr ETF) | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, or other funds or accounts advised by the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. In addition, the Fund may be a constituent of one or more adviser asset allocation models. Being a component of such a model may greatly affect the trading activity of the Fund, the size of the Fund, and the market volatility of the Fund’s shares. Inclusion in a model could increase demand for the Fund and removal from a model could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted, and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, model rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.
(AllianzIM U.S. Large Cap Buffer10 Apr ETF) | Active Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of Shares and their underlying value and wider bid-ask spreads. Shares of the Fund could decline in value or underperform other investments.
(AllianzIM U.S. Large Cap Buffer10 Apr ETF) | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the operation and valuation of the Underlying ETF, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
(AllianzIM U.S. Large Cap Buffer10 Apr ETF) | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

(AllianzIM U.S. Large Cap Buffer10 Apr ETF) | Cash Transactions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund (“ETF”) that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.
(AllianzIM U.S. Large Cap Buffer10 Apr ETF) | Trading Issues Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.
(AllianzIM U.S. Large Cap Buffer10 Apr ETF) | Market Maker Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.
(AllianzIM U.S. Large Cap Buffer20 Apr ETF)
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 20% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from April 1, 2023 to March 31, 2024.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from April 1 to March 31, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 20.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 12.69% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 11.95%. The Buffer is 20.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 19.26%.

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2024, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $4.9 billion and $3 trillion.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 20.00% of losses experienced by the Underlying ETF’s share price.
•	If the Underlying ETF’s share price has decreased by more than 20.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 20.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 30%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 12.69%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of April 1, 2023 to March 31, 2024, each subsequent Outcome Period will be a one-year period from April 1 to March 31. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning at the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/APRW.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/APRW, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. Prior to April 1, 2023, the Fund invested in FLEX Options on the S&P 500® Price Return Index. Consequently, the performance information shown below for periods prior to April 1, 2023, reflects the Fund’s prior investment strategy and is not necessarily indicative of the performance that the Fund, based on its current investments, would have generated. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianzIMetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2023)	5.57%
Lowest (Q2, 2022)	-6.87%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

(AllianzIM U.S. Large Cap Buffer20 Apr ETF) | S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.23%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	13.46%	[4]
(AllianzIM U.S. Large Cap Buffer20 Apr ETF) | AllianzIM U.S. Large Cap Buffer20 Apr ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 918
Annual Return 2021	rr_AnnualReturn2021	5.59%
Annual Return 2022	rr_AnnualReturn2022	(2.66%)
Annual Return 2023	rr_AnnualReturn2023	12.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest (Q4, 2023)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest (Q2, 2022)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.87%)
1 Year	rr_AverageAnnualReturnYear01	12.44%
Since Inception	rr_AverageAnnualReturnSinceInception	5.56%
(AllianzIM U.S. Large Cap Buffer20 Apr ETF) | AllianzIM U.S. Large Cap Buffer20 Apr ETF | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.44%
Since Inception	rr_AverageAnnualReturnSinceInception	5.33%
(AllianzIM U.S. Large Cap Buffer20 Apr ETF) | AllianzIM U.S. Large Cap Buffer20 Apr ETF | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.37%
Since Inception	rr_AverageAnnualReturnSinceInception	4.24%
(AllianzIM U.S. Large Cap Buffer20 Apr ETF) | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Shares will change in value, and you could lose money by investing in the Fund.
(AllianzIM U.S. Large Cap Buffer20 Apr ETF) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
(AllianzIM U.S. Large Cap Buffer20 Apr ETF) | FLEX Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.

(AllianzIM U.S. Large Cap Buffer20 Apr ETF) | Buffered Loss Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 20.00% of losses experienced by the Underlying ETF in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer20 Apr ETF) | Capped Upside Return Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of the Outcome Period, subject to the Cap. In the event that the Underlying ETF has gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has increased relative to its price at the close of the market the business day prior to the first day of the Outcome Period the investor may have less or no investment gain on their Shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the entire Outcome Period.
(AllianzIM U.S. Large Cap Buffer20 Apr ETF) | Upside Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that matches the share price returns of the Underlying ETF at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.
(AllianzIM U.S. Large Cap Buffer20 Apr ETF) | Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as, and it is possible the value may move in different directions from, the Underlying ETF’s share price, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.
(AllianzIM U.S. Large Cap Buffer20 Apr ETF) | Cap Change Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on market conditions generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.
(AllianzIM U.S. Large Cap Buffer20 Apr ETF) | Investment Objective Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.
(AllianzIM U.S. Large Cap Buffer20 Apr ETF) | Outcome Period Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match the share price returns of the Underlying ETF at the end of each Outcome Period, subject to the Cap and the Buffer. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience investment returns equal to the investment returns sought by the Fund for the Outcome Period. The current Outcome Period is April 1, 2023 to March 31, 2024. Each subsequent Outcome Period will be a one-year period from April 1 to March 31. However, generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV. As a result, investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

(AllianzIM U.S. Large Cap Buffer20 Apr ETF) | Downside Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Downside Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of an entire Outcome Period, subject to the Cap, while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the Underlying ETF’s share price has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer20 Apr ETF) | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
(AllianzIM U.S. Large Cap Buffer20 Apr ETF) | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
(AllianzIM U.S. Large Cap Buffer20 Apr ETF) | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability to value the FLEX Options becomes more difficult and the judgment of Allianz Investment Management LLC (the “Adviser”) or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.
(AllianzIM U.S. Large Cap Buffer20 Apr ETF) | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
(AllianzIM U.S. Large Cap Buffer20 Apr ETF) | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. The Fund has elected and will continue to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

(AllianzIM U.S. Large Cap Buffer20 Apr ETF) | Underlying ETF Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Underlying ETF Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, and therefore the Fund’s investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.
(AllianzIM U.S. Large Cap Buffer20 Apr ETF) | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF. Because the Underlying ETF has exposure to the equity securities markets, the Fund has exposure to the equity securities markets. Equity securities prices fluctuate for several reasons, including economic and political developments, changes in interest rates, war, acts of terrorism, public health issues, or other events. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as investors’ perceptions of and confidence in their issuers change. These investor perceptions are based on various and unpredictable factors, including many of the same factors already mentioned.
(AllianzIM U.S. Large Cap Buffer20 Apr ETF) | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Companies Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which includes approximately 500 larger-capitalization companies. Such large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller- or mid-capitalization companies.
(AllianzIM U.S. Large Cap Buffer20 Apr ETF) | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which, as of January 31, 2024, has significant exposure to the information technology sector. Information technology companies may have limited product lines, markets, financial resources or personnel. Information technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
(AllianzIM U.S. Large Cap Buffer20 Apr ETF) | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, inflation, recessions, changes in interest rates, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

(AllianzIM U.S. Large Cap Buffer20 Apr ETF) | Premium/Discount Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.
(AllianzIM U.S. Large Cap Buffer20 Apr ETF) | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.
(AllianzIM U.S. Large Cap Buffer20 Apr ETF) | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, or other funds or accounts advised by the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. In addition, the Fund may be a constituent of one or more adviser asset allocation models. Being a component of such a model may greatly affect the trading activity of the Fund, the size of the Fund, and the market volatility of the Fund’s shares. Inclusion in a model could increase demand for the Fund and removal from a model could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted, and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, model rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.
(AllianzIM U.S. Large Cap Buffer20 Apr ETF) | Active Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of Shares and their underlying value and wider bid-ask spreads. Shares of the Fund could decline in value or underperform other investments.
(AllianzIM U.S. Large Cap Buffer20 Apr ETF) | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the operation and valuation of the Underlying ETF, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
(AllianzIM U.S. Large Cap Buffer20 Apr ETF) | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

(AllianzIM U.S. Large Cap Buffer20 Apr ETF) | Cash Transactions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund (“ETF”) that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.
(AllianzIM U.S. Large Cap Buffer20 Apr ETF) | Trading Issues Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.
(AllianzIM U.S. Large Cap Buffer20 Apr ETF) | Market Maker Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.
(AllianzIM U.S. Large Cap Buffer10 May ETF)
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 10% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from May 1, 2023 to April 30, 2024.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, from inception of the Fund (April 28, 2023) through October 31, 2023, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from May 1 to April 30, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 10.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 19.42% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 18.68%. The Buffer is 10.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 9.26%.

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2024, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $4.9 billion and $3 trillion.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 10.00% of losses experienced by the Underlying ETF’s share price.
•	If the Underlying ETF’s share price has decreased by more than 10.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 10.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 20%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 19.42%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of May 1, 2023 to April 30, 2024, each subsequent Outcome Period will be a one-year period from May 1 to April 30. The Fund may be offered for a brief period prior to the first day of the initial Outcome Period, in which case the Fund’s assets will be invested in cash or cash equivalent instruments prior to the close of the market on the business day prior to the first day of the Outcome Period.  The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning at the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/MAYT.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/MAYT, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund’s performance history is not presented here because, as of the date of this prospectus, the Fund has not had annual returns for at least one calendar year. The Fund’s performance information is accessible on the Fund’s website at www.AllianzIMetfs.com and provides some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianzIMetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
(AllianzIM U.S. Large Cap Buffer10 May ETF) | AllianzIM U.S. Large Cap Buffer10 May ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 918
(AllianzIM U.S. Large Cap Buffer10 May ETF) | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Shares will change in value, and you could lose money by investing in the Fund.
(AllianzIM U.S. Large Cap Buffer10 May ETF) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
(AllianzIM U.S. Large Cap Buffer10 May ETF) | FLEX Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.
(AllianzIM U.S. Large Cap Buffer10 May ETF) | Buffered Loss Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 10.00% of losses experienced by the Underlying ETF in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer10 May ETF) | Capped Upside Return Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of the Outcome Period, subject to the Cap. In the event that the Underlying ETF has gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has increased relative to its price at the close of the market the business day prior to the first day of the Outcome Period the investor may have less or no investment gain on their Shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the entire Outcome Period.
(AllianzIM U.S. Large Cap Buffer10 May ETF) | Upside Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that matches the share price returns of the Underlying ETF at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.
(AllianzIM U.S. Large Cap Buffer10 May ETF) | Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as, and it is possible the value may move in different directions from, the Underlying ETF’s share price, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.
(AllianzIM U.S. Large Cap Buffer10 May ETF) | Cap Change Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on market conditions generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.
(AllianzIM U.S. Large Cap Buffer10 May ETF) | Investment Objective Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.
(AllianzIM U.S. Large Cap Buffer10 May ETF) | Outcome Period Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match the share price returns of the Underlying ETF at the end of each Outcome Period, subject to the Cap and the Buffer. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience investment returns equal to the investment returns sought by the Fund for the Outcome Period. The current Outcome Period is May 1, 2023 to April 30, 2024. Each subsequent Outcome Period will be a one-year period from May 1 to April 30. The Fund may be offered for a brief period prior to the first day of the initial Outcome Period, in which case the Fund’s assets will be invested in cash or cash equivalent instruments prior to the close of the market on the business day prior to the first day of the Outcome Period.  However, generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV. As a result, investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

(AllianzIM U.S. Large Cap Buffer10 May ETF) | Downside Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Downside Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of an entire Outcome Period, subject to the Cap, while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the Underlying ETF’s share price has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer10 May ETF) | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
(AllianzIM U.S. Large Cap Buffer10 May ETF) | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
(AllianzIM U.S. Large Cap Buffer10 May ETF) | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability to value the FLEX Options becomes more difficult and the judgment of Allianz Investment Management LLC (the “Adviser”) or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.
(AllianzIM U.S. Large Cap Buffer10 May ETF) | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
(AllianzIM U.S. Large Cap Buffer10 May ETF) | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. The Fund has elected and will continue to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

(AllianzIM U.S. Large Cap Buffer10 May ETF) | Underlying ETF Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Underlying ETF Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, and therefore the Fund’s investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.
(AllianzIM U.S. Large Cap Buffer10 May ETF) | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF. Because the Underlying ETF has exposure to the equity securities markets, the Fund has exposure to the equity securities markets. Equity securities prices fluctuate for several reasons, including economic and political developments, changes in interest rates, war, acts of terrorism, public health issues, or other events. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as investors’ perceptions of and confidence in their issuers change. These investor perceptions are based on various and unpredictable factors, including many of the same factors already mentioned.
(AllianzIM U.S. Large Cap Buffer10 May ETF) | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Companies Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which includes approximately 500 larger-capitalization companies. Such large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller- or mid-capitalization companies.
(AllianzIM U.S. Large Cap Buffer10 May ETF) | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which, as of January 31, 2024, has significant exposure to the information technology sector. Information technology companies may have limited product lines, markets, financial resources or personnel. Information technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
(AllianzIM U.S. Large Cap Buffer10 May ETF) | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, inflation, recessions, changes in interest rates, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

(AllianzIM U.S. Large Cap Buffer10 May ETF) | Premium/Discount Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.
(AllianzIM U.S. Large Cap Buffer10 May ETF) | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.
(AllianzIM U.S. Large Cap Buffer10 May ETF) | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, or other funds or accounts advised by the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. In addition, the Fund may be a constituent of one or more adviser asset allocation models. Being a component of such a model may greatly affect the trading activity of the Fund, the size of the Fund, and the market volatility of the Fund’s shares. Inclusion in a model could increase demand for the Fund and removal from a model could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted, and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, model rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.
(AllianzIM U.S. Large Cap Buffer10 May ETF) | Active Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of Shares and their underlying value and wider bid-ask spreads. Shares of the Fund could decline in value or underperform other investments.
(AllianzIM U.S. Large Cap Buffer10 May ETF) | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the operation and valuation of the Underlying ETF, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
(AllianzIM U.S. Large Cap Buffer10 May ETF) | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
(AllianzIM U.S. Large Cap Buffer10 May ETF) | Cash Transactions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund (“ETF”) that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.
(AllianzIM U.S. Large Cap Buffer10 May ETF) | Trading Issues Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.
(AllianzIM U.S. Large Cap Buffer10 May ETF) | Market Maker Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.
(AllianzIM U.S. Large Cap Buffer20 May ETF)
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 20% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from May 1, 2023 to April 30, 2024.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, from inception of the Fund (April 28, 2023) through October 31, 2023, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from May 1 to April 30, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 20.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 12.98% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 12.24%. The Buffer is 20.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 19.26%.

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2024, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $4.9 billion and $3 trillion.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 20.00% of losses experienced by the Underlying ETF’s share price.
•	If the Underlying ETF’s share price has decreased by more than 20.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 20.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 30%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 12.98%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of May 1, 2023 to April 30, 2024, each subsequent Outcome Period will be a one-year period from May 1 to April 30. The Fund may be offered for a brief period prior to the first day of the initial Outcome Period, in which case the Fund’s assets will be invested in cash or cash equivalent instruments prior to the close of the market on the business day prior to the first day of the Outcome Period. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning at the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/MAYW.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/MAYW, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund’s performance history is not presented here because, as of the date of this prospectus, the Fund has not had annual returns for at least one calendar year. The Fund’s performance information is accessible on the Fund’s website at www.AllianzIMetfs.com and provides some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianzIMetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
(AllianzIM U.S. Large Cap Buffer20 May ETF) | AllianzIM U.S. Large Cap Buffer20 May ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 918
(AllianzIM U.S. Large Cap Buffer20 May ETF) | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Shares will change in value, and you could lose money by investing in the Fund.
(AllianzIM U.S. Large Cap Buffer20 May ETF) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
(AllianzIM U.S. Large Cap Buffer20 May ETF) | FLEX Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.
(AllianzIM U.S. Large Cap Buffer20 May ETF) | Buffered Loss Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 20.00% of losses experienced by the Underlying ETF in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer20 May ETF) | Capped Upside Return Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of the Outcome Period, subject to the Cap. In the event that the Underlying ETF has gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has increased relative to its price at the close of the market the business day prior to the first day of the Outcome Period the investor may have less or no investment gain on their Shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the entire Outcome Period.
(AllianzIM U.S. Large Cap Buffer20 May ETF) | Upside Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that matches the share price returns of the Underlying ETF at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.
(AllianzIM U.S. Large Cap Buffer20 May ETF) | Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as, and it is possible the value may move in different directions from, the Underlying ETF’s share price, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.
(AllianzIM U.S. Large Cap Buffer20 May ETF) | Cap Change Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on market conditions generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.
(AllianzIM U.S. Large Cap Buffer20 May ETF) | Investment Objective Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.
(AllianzIM U.S. Large Cap Buffer20 May ETF) | Outcome Period Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match the share price returns of the Underlying ETF at the end of each Outcome Period, subject to the Cap and the Buffer. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience investment returns equal to the investment returns sought by the Fund for the Outcome Period. The current Outcome Period is May 1, 2023 to April 30, 2024. Each subsequent Outcome Period will be a one-year period from May 1 to April 30. The Fund may be offered for a brief period prior to the first day of the initial Outcome Period, in which case the Fund’s assets will be invested in cash or cash equivalent instruments prior to the close of the market on the business day prior to the first day of the Outcome Period. However, generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV. As a result, investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

(AllianzIM U.S. Large Cap Buffer20 May ETF) | Downside Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Downside Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of an entire Outcome Period, subject to the Cap, while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the Underlying ETF’s share price has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer20 May ETF) | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
(AllianzIM U.S. Large Cap Buffer20 May ETF) | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
(AllianzIM U.S. Large Cap Buffer20 May ETF) | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability to value the FLEX Options becomes more difficult and the judgment of Allianz Investment Management LLC (the “Adviser”) or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.
(AllianzIM U.S. Large Cap Buffer20 May ETF) | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
(AllianzIM U.S. Large Cap Buffer20 May ETF) | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. The Fund has elected and will continue to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

(AllianzIM U.S. Large Cap Buffer20 May ETF) | Underlying ETF Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Underlying ETF Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, and therefore the Fund’s investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.
(AllianzIM U.S. Large Cap Buffer20 May ETF) | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF. Because the Underlying ETF has exposure to the equity securities markets, the Fund has exposure to the equity securities markets. Equity securities prices fluctuate for several reasons, including economic and political developments, changes in interest rates, war, acts of terrorism, public health issues, or other events. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as investors’ perceptions of and confidence in their issuers change. These investor perceptions are based on various and unpredictable factors, including many of the same factors already mentioned.
(AllianzIM U.S. Large Cap Buffer20 May ETF) | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Companies Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which includes approximately 500 larger-capitalization companies. Such large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller-or mid-capitalization companies.
(AllianzIM U.S. Large Cap Buffer20 May ETF) | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which, as of January 31, 2024, has significant exposure to the information technology sector. Information technology companies may have limited product lines, markets, financial resources or personnel. Information technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
(AllianzIM U.S. Large Cap Buffer20 May ETF) | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, inflation, recessions, changes in interest rates, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

(AllianzIM U.S. Large Cap Buffer20 May ETF) | Premium/Discount Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.
(AllianzIM U.S. Large Cap Buffer20 May ETF) | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.
(AllianzIM U.S. Large Cap Buffer20 May ETF) | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, or other funds or accounts advised by the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. In addition, the Fund may be a constituent of one or more adviser asset allocation models. Being a component of such a model may greatly affect the trading activity of the Fund, the size of the Fund, and the market volatility of the Fund’s shares. Inclusion in a model could increase demand for the Fund and removal from a model could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted, and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, model rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.
(AllianzIM U.S. Large Cap Buffer20 May ETF) | Active Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of Shares and their underlying value and wider bid-ask spreads. Shares of the Fund could decline in value or underperform other investments.
(AllianzIM U.S. Large Cap Buffer20 May ETF) | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the operation and valuation of the Underlying ETF, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
(AllianzIM U.S. Large Cap Buffer20 May ETF) | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
(AllianzIM U.S. Large Cap Buffer20 May ETF) | Cash Transactions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund (“ETF”) that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.
(AllianzIM U.S. Large Cap Buffer20 May ETF) | Trading Issues Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.
(AllianzIM U.S. Large Cap Buffer20 May ETF) | Market Maker Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.
(AllianzIM U.S. Large Cap Buffer10 Jun ETF)
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 10% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from June 1, 2023 to May 31, 2024.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, from inception of the Fund (May 31, 2023) through October 31, 2023, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from June 1 to May 31, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 10.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 19.73% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 18.99%. The Buffer is 10.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 9.26%.

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2024, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $4.9 billion and $3 trillion.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.
•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 10.00% of losses experienced by the Underlying ETF’s share price.

•	If the Underlying ETF’s share price has decreased by more than 10.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 10.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 20%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 19.73%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of June 1, 2023 to May 31, 2024, each subsequent Outcome Period will be a one-year period from June 1 to May 31. The Fund may be offered for a brief period prior to the first day of the initial Outcome Period, in which case the Fund’s assets will be invested in cash or cash equivalent instruments prior to the close of the market on the business day prior to the first day of the Outcome Period.  The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning at the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/JUNT.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/JUNT, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund’s performance history is not presented here because, as of the date of this prospectus, the Fund has not had annual returns for at least one calendar year. The Fund’s performance information is accessible on the Fund’s website at www.AllianzIMetfs.com and provides some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianzIMetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
(AllianzIM U.S. Large Cap Buffer10 Jun ETF) | AllianzIM U.S. Large Cap Buffer10 Jun ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 237
(AllianzIM U.S. Large Cap Buffer10 Jun ETF) | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Shares will change in value, and you could lose money by investing in the Fund.
(AllianzIM U.S. Large Cap Buffer10 Jun ETF) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
(AllianzIM U.S. Large Cap Buffer10 Jun ETF) | FLEX Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.
(AllianzIM U.S. Large Cap Buffer10 Jun ETF) | Buffered Loss Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 10.00% of losses experienced by the Underlying ETF in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer10 Jun ETF) | Capped Upside Return Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of the Outcome Period, subject to the Cap. In the event that the Underlying ETF has gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has increased relative to its price at the close of the market the business day prior to the first day of the Outcome Period the investor may have less or no investment gain on their Shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the entire Outcome Period.
(AllianzIM U.S. Large Cap Buffer10 Jun ETF) | Upside Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that matches the share price returns of the Underlying ETF at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.
(AllianzIM U.S. Large Cap Buffer10 Jun ETF) | Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as, and it is possible the value may move in different directions from, the Underlying ETF’s share price, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.
(AllianzIM U.S. Large Cap Buffer10 Jun ETF) | Cap Change Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on market conditions generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.
(AllianzIM U.S. Large Cap Buffer10 Jun ETF) | Investment Objective Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.
(AllianzIM U.S. Large Cap Buffer10 Jun ETF) | Outcome Period Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match the share price returns of the Underlying ETF at the end of each Outcome Period, subject to the Cap and the Buffer. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience investment returns equal to the investment returns sought by the Fund for the Outcome Period. The current Outcome Period is June 1, 2023 to May 31, 2024. Each subsequent Outcome Period will be a one-year period from June 1 to May 31. The Fund may be offered for a brief period prior to the first day of the initial Outcome Period, in which case the Fund’s assets will be invested in cash or cash equivalent instruments prior to the close of the market on the business day prior to the first day of the Outcome Period.  However, generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV. As a result, investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

(AllianzIM U.S. Large Cap Buffer10 Jun ETF) | Downside Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Downside Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of an entire Outcome Period, subject to the Cap, while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the Underlying ETF’s share price has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer10 Jun ETF) | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
(AllianzIM U.S. Large Cap Buffer10 Jun ETF) | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
(AllianzIM U.S. Large Cap Buffer10 Jun ETF) | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability to value the FLEX Options becomes more difficult and the judgment of Allianz Investment Management LLC (the “Adviser”) or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.
(AllianzIM U.S. Large Cap Buffer10 Jun ETF) | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
(AllianzIM U.S. Large Cap Buffer10 Jun ETF) | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. The Fund has elected and will continue to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

(AllianzIM U.S. Large Cap Buffer10 Jun ETF) | Underlying ETF Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Underlying ETF Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, and therefore the Fund’s investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.
(AllianzIM U.S. Large Cap Buffer10 Jun ETF) | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF. Because the Underlying ETF has exposure to the equity securities markets, the Fund has exposure to the equity securities markets. Equity securities prices fluctuate for several reasons, including economic and political developments, changes in interest rates, war, acts of terrorism, public health issues, or other events. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as investors’ perceptions of and confidence in their issuers change. These investor perceptions are based on various and unpredictable factors, including many of the same factors already mentioned.
(AllianzIM U.S. Large Cap Buffer10 Jun ETF) | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Companies Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which includes approximately 500 larger-capitalization companies. Such large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller- or mid-capitalization companies.
(AllianzIM U.S. Large Cap Buffer10 Jun ETF) | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which, as of January 31, 2024, has significant exposure to the information technology sector. Information technology companies may have limited product lines, markets, financial resources or personnel. Information technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
(AllianzIM U.S. Large Cap Buffer10 Jun ETF) | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, inflation, recessions, changes in interest rates, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

(AllianzIM U.S. Large Cap Buffer10 Jun ETF) | Premium/Discount Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.
(AllianzIM U.S. Large Cap Buffer10 Jun ETF) | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.
(AllianzIM U.S. Large Cap Buffer10 Jun ETF) | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, or other funds or accounts advised by the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. In addition, the Fund may be a constituent of one or more adviser asset allocation models. Being a component of such a model may greatly affect the trading activity of the Fund, the size of the Fund, and the market volatility of the Fund’s shares. Inclusion in a model could increase demand for the Fund and removal from a model could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted, and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, model rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.
(AllianzIM U.S. Large Cap Buffer10 Jun ETF) | Active Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of Shares and their underlying value and wider bid-ask spreads. Shares of the Fund could decline in value or underperform other investments.
(AllianzIM U.S. Large Cap Buffer10 Jun ETF) | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the operation and valuation of the Underlying ETF, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
(AllianzIM U.S. Large Cap Buffer10 Jun ETF) | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
(AllianzIM U.S. Large Cap Buffer10 Jun ETF) | Cash Transactions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund (“ETF”) that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.
(AllianzIM U.S. Large Cap Buffer10 Jun ETF) | Trading Issues Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.
(AllianzIM U.S. Large Cap Buffer10 Jun ETF) | Market Maker Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.
(AllianzIM U.S. Large Cap Buffer20 Jun ETF)
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 20% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from June 1, 2023 to May 31, 2024.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, from inception of the Fund (May 31, 2023) through October 31, 2023, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from June 1 to May 31, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 20.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 13.27% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 12.53%. The Buffer is 20.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 19.26%.

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2024, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $4.9 billion and $3 trillion.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.
•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 20.00% of losses experienced by the Underlying ETF’s share price.

•	If the Underlying ETF’s share price has decreased by more than 20.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 20.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 30%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 13.27%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of June 1, 2023 to May 31, 2024, each subsequent Outcome Period will be a one-year period from June 1 to May 31. The Fund may be offered for a brief period prior to the first day of the initial Outcome Period, in which case the Fund’s assets will be invested in cash or cash equivalent instruments prior to the close of the market on the business day prior to the first day of the Outcome Period. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning at the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/JUNW.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/JUNW, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund’s performance history is not presented here because, as of the date of this prospectus, the Fund has not had annual returns for at least one calendar year. The Fund’s performance information is accessible on the Fund’s website at www.AllianzIMetfs.com and provides some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianzIMetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
(AllianzIM U.S. Large Cap Buffer20 Jun ETF) | AllianzIM U.S. Large Cap Buffer20 Jun ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 237
(AllianzIM U.S. Large Cap Buffer20 Jun ETF) | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Shares will change in value, and you could lose money by investing in the Fund.
(AllianzIM U.S. Large Cap Buffer20 Jun ETF) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
(AllianzIM U.S. Large Cap Buffer20 Jun ETF) | FLEX Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.
(AllianzIM U.S. Large Cap Buffer20 Jun ETF) | Buffered Loss Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 20.00% of losses experienced by the Underlying ETF in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer20 Jun ETF) | Capped Upside Return Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of the Outcome Period, subject to the Cap. In the event that the Underlying ETF has gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has increased relative to its price at the close of the market the business day prior to the first day of the Outcome Period the investor may have less or no investment gain on their Shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the entire Outcome Period.
(AllianzIM U.S. Large Cap Buffer20 Jun ETF) | Upside Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that matches the share price returns of the Underlying ETF at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.
(AllianzIM U.S. Large Cap Buffer20 Jun ETF) | Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as, and it is possible the value may move in different directions from, the Underlying ETF’s share price, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.
(AllianzIM U.S. Large Cap Buffer20 Jun ETF) | Cap Change Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on market conditions generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.
(AllianzIM U.S. Large Cap Buffer20 Jun ETF) | Investment Objective Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.
(AllianzIM U.S. Large Cap Buffer20 Jun ETF) | Outcome Period Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match the share price returns of the Underlying ETF at the end of each Outcome Period, subject to the Cap and the Buffer. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience investment returns equal to the investment returns sought by the Fund for the Outcome Period. The current Outcome Period is June 1, 2023 to May 31, 2024. Each subsequent Outcome Period will be a one-year period from June 1 to May 31. The Fund may be offered for a brief period prior to the first day of the initial Outcome Period, in which case the Fund’s assets will be invested in cash or cash equivalent instruments prior to the close of the market on the business day prior to the first day of the Outcome Period. However, generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV. As a result, investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

(AllianzIM U.S. Large Cap Buffer20 Jun ETF) | Downside Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Downside Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of an entire Outcome Period, subject to the Cap, while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the Underlying ETF’s share price has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer20 Jun ETF) | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
(AllianzIM U.S. Large Cap Buffer20 Jun ETF) | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
(AllianzIM U.S. Large Cap Buffer20 Jun ETF) | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability to value the FLEX Options becomes more difficult and the judgment of Allianz Investment Management LLC (the “Adviser”) or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.
(AllianzIM U.S. Large Cap Buffer20 Jun ETF) | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
(AllianzIM U.S. Large Cap Buffer20 Jun ETF) | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. The Fund has elected and will continue to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

(AllianzIM U.S. Large Cap Buffer20 Jun ETF) | Underlying ETF Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Underlying ETF Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, and therefore the Fund’s investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.
(AllianzIM U.S. Large Cap Buffer20 Jun ETF) | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF. Because the Underlying ETF has exposure to the equity securities markets, the Fund has exposure to the equity securities markets. Equity securities prices fluctuate for several reasons, including economic and political developments, changes in interest rates, war, acts of terrorism, public health issues, or other events. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as investors’ perceptions of and confidence in their issuers change. These investor perceptions are based on various and unpredictable factors, including many of the same factors already mentioned.
(AllianzIM U.S. Large Cap Buffer20 Jun ETF) | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Companies Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which includes approximately 500 larger-capitalization companies. Such large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller-or mid-capitalization companies.
(AllianzIM U.S. Large Cap Buffer20 Jun ETF) | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which, as of January 31, 2024, has significant exposure to the information technology sector. Information technology companies may have limited product lines, markets, financial resources or personnel. Information technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
(AllianzIM U.S. Large Cap Buffer20 Jun ETF) | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, inflation, recessions, changes in interest rates, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

(AllianzIM U.S. Large Cap Buffer20 Jun ETF) | Premium/Discount Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.
(AllianzIM U.S. Large Cap Buffer20 Jun ETF) | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.
(AllianzIM U.S. Large Cap Buffer20 Jun ETF) | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, or other funds or accounts advised by the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. In addition, the Fund may be a constituent of one or more adviser asset allocation models. Being a component of such a model may greatly affect the trading activity of the Fund, the size of the Fund, and the market volatility of the Fund’s shares. Inclusion in a model could increase demand for the Fund and removal from a model could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted, and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, model rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.
(AllianzIM U.S. Large Cap Buffer20 Jun ETF) | Active Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of Shares and their underlying value and wider bid-ask spreads. Shares of the Fund could decline in value or underperform other investments.
(AllianzIM U.S. Large Cap Buffer20 Jun ETF) | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the operation and valuation of the Underlying ETF, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
(AllianzIM U.S. Large Cap Buffer20 Jun ETF) | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
(AllianzIM U.S. Large Cap Buffer20 Jun ETF) | Cash Transactions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund (“ETF”) that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.
(AllianzIM U.S. Large Cap Buffer20 Jun ETF) | Trading Issues Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.
(AllianzIM U.S. Large Cap Buffer20 Jun ETF) | Market Maker Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.
(AllianzIM U.S. Large Cap Buffer10 Jul ETF)
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 10% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from July 1, 2023 to June 30, 2024.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0%  of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from July 1 to June 30, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 10.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 18.07% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 17.33%. The Buffer is 10.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 9.26%.

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2024, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $4.9 billion and $3 trillion.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 10.00% of losses experienced by the Underlying ETF’s share price.
•	If the Underlying ETF’s share price has decreased by more than 10.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 10.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 20%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 18.07%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of July 1, 2023 to June 30, 2024, each subsequent Outcome Period will be a one-year period from July 1 to June 30. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning at the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/JULT.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/JULT, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. Prior to July 1, 2023, the Fund invested in FLEX Options on the S&P 500® Price Return Index. Consequently, the performance information shown below for periods prior to July 1, 2023, reflects the Fund’s prior investment strategy and is not necessarily indicative of the performance that the Fund, based on its current investments, would have generated. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianzIMetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2023)	8.68%
Lowest (Q2, 2022)	-7.05%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.23%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	13.08%	[7]
(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | AllianzIM U.S. Large Cap Buffer10 Jul ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 918
Annual Return 2021	rr_AnnualReturn2021	9.96%
Annual Return 2022	rr_AnnualReturn2022	(5.55%)
Annual Return 2023	rr_AnnualReturn2023	20.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest (Q4, 2023)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest (Q2, 2022)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.05%)
1 Year	rr_AverageAnnualReturnYear01	20.98%
Since Inception	rr_AverageAnnualReturnSinceInception	9.96%
(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | AllianzIM U.S. Large Cap Buffer10 Jul ETF | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.98%
Since Inception	rr_AverageAnnualReturnSinceInception	9.60%
(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | AllianzIM U.S. Large Cap Buffer10 Jul ETF | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.42%
Since Inception	rr_AverageAnnualReturnSinceInception	7.67%
(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Shares will change in value, and you could lose money by investing in the Fund.
(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | FLEX Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.

(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | Buffered Loss Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 10.00% of losses experienced by the Underlying ETF in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | Capped Upside Return Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of the Outcome Period, subject to the Cap. In the event that the Underlying ETF has gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has increased relative to its price at the close of the market the business day prior to the first day of the Outcome Period the investor may have less or no investment gain on their Shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the entire Outcome Period.
(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | Upside Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that matches the share price returns of the Underlying ETF at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.
(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as, and it is possible the value may move in different directions from, the Underlying ETF’s share price, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.
(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | Cap Change Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on market conditions generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.
(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | Investment Objective Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.
(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | Outcome Period Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match the share price returns of the Underlying ETF at the end of each Outcome Period, subject to the Cap and the Buffer. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience investment returns equal to the investment returns sought by the Fund for the Outcome Period. The current Outcome Period is July 1, 2023 to June 30, 2024. Each subsequent Outcome Period will be a one-year period from July 1 to June 30. However, generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV. As a result, investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | Downside Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Downside Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of an entire Outcome Period, subject to the Cap, while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the Underlying ETF’s share price has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability to value the FLEX Options becomes more difficult and the judgment of Allianz Investment Management LLC (the “Adviser”) or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.
(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. The Fund has elected and will continue to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | Underlying ETF Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Underlying ETF Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, and therefore the Fund’s investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.
(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF. Because the Underlying ETF has exposure to the equity securities markets, the Fund has exposure to the equity securities markets. Equity securities prices fluctuate for several reasons, including economic and political developments, changes in interest rates, war, acts of terrorism, public health issues, or other events. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as investors’ perceptions of and confidence in their issuers change. These investor perceptions are based on various and unpredictable factors, including many of the same factors already mentioned.
(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Companies Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which includes approximately 500 larger-capitalization companies. Such large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller- or mid-capitalization companies.
(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which, as of January 31, 2024, has significant exposure to the information technology sector. Information technology companies may have limited product lines, markets, financial resources or personnel. Information technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, inflation, recessions, changes in interest rates, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | Premium/Discount Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.
(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.
(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, or other funds or accounts advised by the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. In addition, the Fund may be a constituent of one or more adviser asset allocation models. Being a component of such a model may greatly affect the trading activity of the Fund, the size of the Fund, and the market volatility of the Fund’s shares. Inclusion in a model could increase demand for the Fund and removal from a model could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted, and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, model rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.
(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | Active Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of Shares and their underlying value and wider bid-ask spreads. Shares of the Fund could decline in value or underperform other investments.
(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the operation and valuation of the Underlying ETF, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | Cash Transactions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund (“ETF”) that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.
(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | Trading Issues Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.
(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | Market Maker Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.
(AllianzIM U.S. Large Cap Buffer20 Jul ETF)
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 20% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from July 1, 2023 to June 30, 2024.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from July 1 to June 30, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 20.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 12.79% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 12.05%. The Buffer is 20.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 19.26%.

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2024, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $4.9 billion and $3 trillion.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 20.00% of losses experienced by the Underlying ETF’s share price.
•	If the Underlying ETF’s share price has decreased by more than 20.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 20.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 30%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 12.79%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of July 1, 2023 to June 30, 2024, each subsequent Outcome Period will be a one-year period from July 1 to June 30. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning at the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/JULW.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/JULW, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. Prior to July 1, 2023, the Fund invested in FLEX Options on the S&P 500® Price Return Index. Consequently, the performance information shown below for periods prior to July 1, 2023, reflects the Fund’s prior investment strategy and is not necessarily indicative of the performance that the Fund, based on its current investments, would have generated. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianzIMetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2023)	6.44%
Lowest (Q2, 2022)	-3.42%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.23%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	13.08%	[8]
(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | AllianzIM U.S. Large Cap Buffer20 Jul ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 918
Annual Return 2021	rr_AnnualReturn2021	4.82%
Annual Return 2022	rr_AnnualReturn2022	(0.90%)
Annual Return 2023	rr_AnnualReturn2023	16.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest (Q4, 2023)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest (Q2, 2022)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.42%)
1 Year	rr_AverageAnnualReturnYear01	16.02%
Since Inception	rr_AverageAnnualReturnSinceInception	7.26%
(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | AllianzIM U.S. Large Cap Buffer20 Jul ETF | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.02%
Since Inception	rr_AverageAnnualReturnSinceInception	7.06%
(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | AllianzIM U.S. Large Cap Buffer20 Jul ETF | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.49%
Since Inception	rr_AverageAnnualReturnSinceInception	5.58%
(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Shares will change in value, and you could lose money by investing in the Fund.
(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | FLEX Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.

(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | Buffered Loss Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 20.00% of losses experienced by the Underlying ETF in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | Capped Upside Return Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of the Outcome Period, subject to the Cap. In the event that the Underlying ETF has gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has increased relative to its price at the close of the market the business day prior to the first day of the Outcome Period the investor may have less or no investment gain on their Shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the entire Outcome Period.
(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | Upside Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that matches the share price returns of the Underlying ETF at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.
(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as, and it is possible the value may move in different directions from, the Underlying ETF’s share price, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.
(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | Cap Change Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on market conditions generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.
(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | Investment Objective Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.
(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | Outcome Period Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match the share price returns of the Underlying ETF at the end of each Outcome Period, subject to the Cap and the Buffer. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience investment returns equal to the investment returns sought by the Fund for the Outcome Period. The current Outcome Period is July 1, 2023 to June 30, 2024. Each subsequent Outcome Period will be a one-year period from July 1 to June 30. However, generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV. As a result, investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | Downside Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Downside Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of an entire Outcome Period, subject to the Cap, while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the Underlying ETF’s share price has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability to value the FLEX Options becomes more difficult and the judgment of Allianz Investment Management LLC (the “Adviser”) or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.
(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. The Fund has elected and will continue to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | Underlying ETF Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Underlying ETF Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, and therefore the Fund’s investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.
(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF. Because the Underlying ETF has exposure to the equity securities markets, the Fund has exposure to the equity securities markets. Equity securities prices fluctuate for several reasons, including economic and political developments, changes in interest rates, war, acts of terrorism, public health issues, or other events. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as investors’ perceptions of and confidence in their issuers change. These investor perceptions are based on various and unpredictable factors, including many of the same factors already mentioned.
(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Companies Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which includes approximately 500 larger-capitalization companies. Such large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller-or mid-capitalization companies.
(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which, as of January 31, 2024, has significant exposure to the information technology sector. Information technology companies may have limited product lines, markets, financial resources or personnel. Information technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, inflation, recessions, changes in interest rates, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | Premium/Discount Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.
(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.
(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, or other funds or accounts advised by the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. In addition, the Fund may be a constituent of one or more adviser asset allocation models. Being a component of such a model may greatly affect the trading activity of the Fund, the size of the Fund, and the market volatility of the Fund’s shares. Inclusion in a model could increase demand for the Fund and removal from a model could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted, and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, model rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.
(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | Active Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of Shares and their underlying value and wider bid-ask spreads. Shares of the Fund could decline in value or underperform other investments.
(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the operation and valuation of the Underlying ETF, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | Cash Transactions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund (“ETF”) that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.
(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | Trading Issues Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.
(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | Market Maker Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.
(AllianzIM U.S. Large Cap Buffer10 Aug ETF)
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 10% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from August 1, 2023 to July 31, 2024.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, from inception of the Fund (July 31, 2023) through October 31, 2023, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from August 1 to July 31, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 10.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 18.81% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 18.07%. The Buffer is 10.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 9.26%.

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2024, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $4.9 billion and $3 trillion.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.
•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 10.00% of losses experienced by the Underlying ETF’s share price.

•	If the Underlying ETF’s share price has decreased by more than 10.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 10.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 20%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 18.81%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of August 1, 2023 to July 31, 2024, each subsequent Outcome Period will be a one-year period from August 1 to July 31. The Fund may be offered for a brief period prior to the first day of the initial Outcome Period, in which case the Fund’s assets will be invested in cash or cash equivalent instruments prior to the close of the market on the business day prior to the first day of the Outcome Period. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning at the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/AUGT.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/AUGT, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund’s performance history is not presented here because, as of the date of this prospectus, the Fund has not had annual returns for at least one calendar year. The Fund’s performance information is accessible on the Fund’s website at www.AllianzIMetfs.com and provides some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianzIMetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
(AllianzIM U.S. Large Cap Buffer10 Aug ETF) | AllianzIM U.S. Large Cap Buffer10 Aug ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 237
(AllianzIM U.S. Large Cap Buffer10 Aug ETF) | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Shares will change in value, and you could lose money by investing in the Fund.
(AllianzIM U.S. Large Cap Buffer10 Aug ETF) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
(AllianzIM U.S. Large Cap Buffer10 Aug ETF) | FLEX Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.
(AllianzIM U.S. Large Cap Buffer10 Aug ETF) | Buffered Loss Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 10.00% of losses experienced by the Underlying ETF in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer10 Aug ETF) | Capped Upside Return Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of the Outcome Period, subject to the Cap. In the event that the Underlying ETF has gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has increased relative to its price at the close of the market the business day prior to the first day of the Outcome Period the investor may have less or no investment gain on their Shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the entire Outcome Period.
(AllianzIM U.S. Large Cap Buffer10 Aug ETF) | Upside Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that matches the share price returns of the Underlying ETF at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.
(AllianzIM U.S. Large Cap Buffer10 Aug ETF) | Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as, and it is possible the value may move in different directions from, the Underlying ETF’s share price, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.
(AllianzIM U.S. Large Cap Buffer10 Aug ETF) | Cap Change Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on market conditions generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.
(AllianzIM U.S. Large Cap Buffer10 Aug ETF) | Investment Objective Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.
(AllianzIM U.S. Large Cap Buffer10 Aug ETF) | Outcome Period Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match the share price returns of the Underlying ETF at the end of each Outcome Period, subject to the Cap and the Buffer. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience investment returns equal to the investment returns sought by the Fund for the Outcome Period. The current Outcome Period is August 1, 2023 to July 31, 2024. Each subsequent Outcome Period will be a one-year period from August 1 to July 31. The Fund may be offered for a brief period prior to the first day of the initial Outcome Period, in which case the Fund’s assets will be invested in cash or cash equivalent instruments prior to the close of the market on the business day prior to the first day of the Outcome Period. However, generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV. As a result, investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

(AllianzIM U.S. Large Cap Buffer10 Aug ETF) | Downside Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Downside Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of an entire Outcome Period, subject to the Cap, while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the Underlying ETF’s share price has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer10 Aug ETF) | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
(AllianzIM U.S. Large Cap Buffer10 Aug ETF) | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
(AllianzIM U.S. Large Cap Buffer10 Aug ETF) | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability to value the FLEX Options becomes more difficult and the judgment of Allianz Investment Management LLC (the “Adviser”) or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.
(AllianzIM U.S. Large Cap Buffer10 Aug ETF) | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
(AllianzIM U.S. Large Cap Buffer10 Aug ETF) | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. The Fund has elected and will continue to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

(AllianzIM U.S. Large Cap Buffer10 Aug ETF) | Underlying ETF Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Underlying ETF Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, and therefore the Fund’s investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.
(AllianzIM U.S. Large Cap Buffer10 Aug ETF) | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF. Because the Underlying ETF has exposure to the equity securities markets, the Fund has exposure to the equity securities markets. Equity securities prices fluctuate for several reasons, including economic and political developments, changes in interest rates, war, acts of terrorism, public health issues, or other events. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as investors’ perceptions of and confidence in their issuers change. These investor perceptions are based on various and unpredictable factors, including many of the same factors already mentioned.
(AllianzIM U.S. Large Cap Buffer10 Aug ETF) | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Companies Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which includes approximately 500 larger-capitalization companies. Such large- capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller- or mid-capitalization companies.
(AllianzIM U.S. Large Cap Buffer10 Aug ETF) | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which, as of January 31, 2024, has significant exposure to the information technology sector. Information technology companies may have limited product lines, markets, financial resources or personnel. Information technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
(AllianzIM U.S. Large Cap Buffer10 Aug ETF) | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, inflation, recessions, changes in interest rates, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

(AllianzIM U.S. Large Cap Buffer10 Aug ETF) | Premium/Discount Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.
(AllianzIM U.S. Large Cap Buffer10 Aug ETF) | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.
(AllianzIM U.S. Large Cap Buffer10 Aug ETF) | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, or other funds or accounts advised by the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. In addition, the Fund may be a constituent of one or more adviser asset allocation models. Being a component of such a model may greatly affect the trading activity of the Fund, the size of the Fund, and the market volatility of the Fund’s shares. Inclusion in a model could increase demand for the Fund and removal from a model could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted, and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, model rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.
(AllianzIM U.S. Large Cap Buffer10 Aug ETF) | Active Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of Shares and their underlying value and wider bid-ask spreads. Shares of the Fund could decline in value or underperform other investments.
(AllianzIM U.S. Large Cap Buffer10 Aug ETF) | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the operation and valuation of the Underlying ETF, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
(AllianzIM U.S. Large Cap Buffer10 Aug ETF) | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
(AllianzIM U.S. Large Cap Buffer10 Aug ETF) | Cash Transactions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund (“ETF”) that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.
(AllianzIM U.S. Large Cap Buffer10 Aug ETF) | Trading Issues Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.
(AllianzIM U.S. Large Cap Buffer10 Aug ETF) | Market Maker Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.
(AllianzIM U.S. Large Cap Buffer20 Aug ETF)
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 20% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from August 1, 2023 to July 31, 2024.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, from inception of the Fund (July 31, 2023) through October 31, 2023, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from August 1 to July 31, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 20.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 13.07% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 12.33%. The Buffer is 20.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 19.26%.

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2024, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $4.9 billion and $3 trillion.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.
•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 20.00% of losses experienced by the Underlying ETF’s share price.

•	If the Underlying ETF’s share price has decreased by more than 20.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 20.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 30%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 13.07%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of August 1, 2023 to July 31, 2024, each subsequent Outcome Period will be a one-year period from August 1 to July 31. The Fund may be offered for a brief period prior to the first day of the initial Outcome Period, in which case the Fund’s assets will be invested in cash or cash equivalent instruments prior to the close of the market on the business day prior to the first day of the Outcome Period. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning at the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/AUGW.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/AUGW, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund’s performance history is not presented here because, as of the date of this prospectus, the Fund has not had annual returns for at least one calendar year. The Fund’s performance information is accessible on the Fund’s website at www.AllianzIMetfs.com and provides some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianzIMetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
(AllianzIM U.S. Large Cap Buffer20 Aug ETF) | AllianzIM U.S. Large Cap Buffer20 Aug ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%	[10]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 237
(AllianzIM U.S. Large Cap Buffer20 Aug ETF) | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Shares will change in value, and you could lose money by investing in the Fund.
(AllianzIM U.S. Large Cap Buffer20 Aug ETF) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
(AllianzIM U.S. Large Cap Buffer20 Aug ETF) | FLEX Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.
(AllianzIM U.S. Large Cap Buffer20 Aug ETF) | Buffered Loss Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 20.00% of losses experienced by the Underlying ETF in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer20 Aug ETF) | Capped Upside Return Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of the Outcome Period, subject to the Cap. In the event that the Underlying ETF has gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has increased relative to its price at the close of the market the business day prior to the first day of the Outcome Period the investor may have less or no investment gain on their Shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the entire Outcome Period.
(AllianzIM U.S. Large Cap Buffer20 Aug ETF) | Upside Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that matches the share price returns of the Underlying ETF at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.
(AllianzIM U.S. Large Cap Buffer20 Aug ETF) | Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as, and it is possible the value may move in different directions from, the Underlying ETF’s share price, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.
(AllianzIM U.S. Large Cap Buffer20 Aug ETF) | Cap Change Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on market conditions generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.
(AllianzIM U.S. Large Cap Buffer20 Aug ETF) | Investment Objective Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.
(AllianzIM U.S. Large Cap Buffer20 Aug ETF) | Outcome Period Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match the share price returns of the Underlying ETF at the end of each Outcome Period, subject to the Cap and the Buffer. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience investment returns equal to the investment returns sought by the Fund for the Outcome Period. The current Outcome Period is August 1, 2023 to July 31, 2024. Each subsequent Outcome Period will be a one-year period from August 1 to July 31. The Fund may be offered for a brief period prior to the first day of the initial Outcome Period, in which case the Fund’s assets will be invested in cash or cash equivalent instruments prior to the close of the market on the business day prior to the first day of the Outcome Period. However, generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV. As a result, investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

(AllianzIM U.S. Large Cap Buffer20 Aug ETF) | Downside Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Downside Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of an entire Outcome Period, subject to the Cap, while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the Underlying ETF’s share price has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer20 Aug ETF) | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
(AllianzIM U.S. Large Cap Buffer20 Aug ETF) | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
(AllianzIM U.S. Large Cap Buffer20 Aug ETF) | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability to value the FLEX Options becomes more difficult and the judgment of Allianz Investment Management LLC (the “Adviser”) or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.
(AllianzIM U.S. Large Cap Buffer20 Aug ETF) | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
(AllianzIM U.S. Large Cap Buffer20 Aug ETF) | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. The Fund has elected and will continue to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

(AllianzIM U.S. Large Cap Buffer20 Aug ETF) | Underlying ETF Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Underlying ETF Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, and therefore the Fund’s investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.
(AllianzIM U.S. Large Cap Buffer20 Aug ETF) | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF. Because the Underlying ETF has exposure to the equity securities markets, the Fund has exposure to the equity securities markets. Equity securities prices fluctuate for several reasons, including economic and political developments, changes in interest rates, war, acts of terrorism, public health issues, or other events. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as investors’ perceptions of and confidence in their issuers change. These investor perceptions are based on various and unpredictable factors, including many of the same factors already mentioned.
(AllianzIM U.S. Large Cap Buffer20 Aug ETF) | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Companies Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which includes approximately 500 larger-capitalization companies. Such large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller-or mid-capitalization companies.
(AllianzIM U.S. Large Cap Buffer20 Aug ETF) | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which, as of January 31, 2024, has significant exposure to the information technology sector. Information technology companies may have limited product lines, markets, financial resources or personnel. Information technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
(AllianzIM U.S. Large Cap Buffer20 Aug ETF) | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, inflation, recessions, changes in interest rates, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

(AllianzIM U.S. Large Cap Buffer20 Aug ETF) | Premium/Discount Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.
(AllianzIM U.S. Large Cap Buffer20 Aug ETF) | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.
(AllianzIM U.S. Large Cap Buffer20 Aug ETF) | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, or other funds or accounts advised by the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. In addition, the Fund may be a constituent of one or more adviser asset allocation models. Being a component of such a model may greatly affect the trading activity of the Fund, the size of the Fund, and the market volatility of the Fund’s shares. Inclusion in a model could increase demand for the Fund and removal from a model could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted, and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, model rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.
(AllianzIM U.S. Large Cap Buffer20 Aug ETF) | Active Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of Shares and their underlying value and wider bid-ask spreads. Shares of the Fund could decline in value or underperform other investments.
(AllianzIM U.S. Large Cap Buffer20 Aug ETF) | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the operation and valuation of the Underlying ETF, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
(AllianzIM U.S. Large Cap Buffer20 Aug ETF) | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
(AllianzIM U.S. Large Cap Buffer20 Aug ETF) | Cash Transactions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund (“ETF”) that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.
(AllianzIM U.S. Large Cap Buffer20 Aug ETF) | Trading Issues Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.
(AllianzIM U.S. Large Cap Buffer20 Aug ETF) | Market Maker Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.
(AllianzIM U.S. Large Cap Buffer10 Sep ETF)
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 10% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from September 1, 2023 to August 31, 2024.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, from inception of the Fund (August 31, 2023) through October 31, 2023, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from September 1 to August 31, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 10.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 19.44% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 18.70%. The Buffer is 10.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 9.26%.

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2024, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $4.9 billion and $3 trillion.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.
•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 10.00% of losses experienced by the Underlying ETF’s share price.

•	If the Underlying ETF’s share price has decreased by more than 10.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 10.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 20%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 19.44%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of September 1, 2023 to August 31, 2024, each subsequent Outcome Period will be a one-year period from September 1 to August 31. The Fund may be offered for a brief period prior to the first day of the initial Outcome Period, in which case the Fund’s assets will be invested in cash or cash equivalent instruments prior to the close of the market on the business day prior to the first day of the Outcome Period. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning at the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/SEPT.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/SEPT, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund’s performance history is not presented here because, as of the date of this prospectus, the Fund has not had annual returns for at least one calendar year. The Fund’s performance information is accessible on the Fund’s website at www.AllianzIMetfs.com and provides some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianzIMetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
(AllianzIM U.S. Large Cap Buffer10 Sep ETF) | AllianzIM U.S. Large Cap Buffer10 Sep ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 237
(AllianzIM U.S. Large Cap Buffer10 Sep ETF) | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Shares will change in value, and you could lose money by investing in the Fund.
(AllianzIM U.S. Large Cap Buffer10 Sep ETF) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
(AllianzIM U.S. Large Cap Buffer10 Sep ETF) | FLEX Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.
(AllianzIM U.S. Large Cap Buffer10 Sep ETF) | Buffered Loss Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 10.00% of losses experienced by the Underlying ETF in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer10 Sep ETF) | Capped Upside Return Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of the Outcome Period, subject to the Cap. In the event that the Underlying ETF has gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has increased relative to its price at the close of the market the business day prior to the first day of the Outcome Period the investor may have less or no investment gain on their Shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the entire Outcome Period.
(AllianzIM U.S. Large Cap Buffer10 Sep ETF) | Upside Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that matches the share price returns of the Underlying ETF at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.
(AllianzIM U.S. Large Cap Buffer10 Sep ETF) | Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as, and it is possible the value may move in different directions from, the Underlying ETF’s share price, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.
(AllianzIM U.S. Large Cap Buffer10 Sep ETF) | Cap Change Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on market conditions generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.
(AllianzIM U.S. Large Cap Buffer10 Sep ETF) | Investment Objective Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.
(AllianzIM U.S. Large Cap Buffer10 Sep ETF) | Outcome Period Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match the share price returns of the Underlying ETF at the end of each Outcome Period, subject to the Cap and the Buffer. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience investment returns equal to the investment returns sought by the Fund for the Outcome Period. The current Outcome Period is September 1, 2023 to August 31, 2024. Each subsequent Outcome Period will be a one-year period from September 1 to August 31. The Fund may be offered for a brief period prior to the first day of the initial Outcome Period, in which case the Fund’s assets will be invested in cash or cash equivalent instruments prior to the close of the market on the business day prior to the first day of the Outcome Period. However, generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV. As a result, investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

(AllianzIM U.S. Large Cap Buffer10 Sep ETF) | Downside Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Downside Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of an entire Outcome Period, subject to the Cap, while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the Underlying ETF’s share price has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer10 Sep ETF) | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
(AllianzIM U.S. Large Cap Buffer10 Sep ETF) | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
(AllianzIM U.S. Large Cap Buffer10 Sep ETF) | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability to value the FLEX Options becomes more difficult and the judgment of Allianz Investment Management LLC (the “Adviser”) or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.
(AllianzIM U.S. Large Cap Buffer10 Sep ETF) | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
(AllianzIM U.S. Large Cap Buffer10 Sep ETF) | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. The Fund has elected and will continue to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

(AllianzIM U.S. Large Cap Buffer10 Sep ETF) | Underlying ETF Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Underlying ETF Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, and therefore the Fund’s investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.
(AllianzIM U.S. Large Cap Buffer10 Sep ETF) | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF. Because the Underlying ETF has exposure to the equity securities markets, the Fund has exposure to the equity securities markets. Equity securities prices fluctuate for several reasons, including economic and political developments, changes in interest rates, war, acts of terrorism, public health issues, or other events. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as investors’ perceptions of and confidence in their issuers change. These investor perceptions are based on various and unpredictable factors, including many of the same factors already mentioned.
(AllianzIM U.S. Large Cap Buffer10 Sep ETF) | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Companies Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which includes approximately 500 larger-capitalization companies. Such large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller- or mid-capitalization companies.
(AllianzIM U.S. Large Cap Buffer10 Sep ETF) | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which, as of January 31, 2024, has significant exposure to the information technology sector. Information technology companies may have limited product lines, markets, financial resources or personnel. Information technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
(AllianzIM U.S. Large Cap Buffer10 Sep ETF) | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, inflation, recessions, changes in interest rates, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

(AllianzIM U.S. Large Cap Buffer10 Sep ETF) | Premium/Discount Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.
(AllianzIM U.S. Large Cap Buffer10 Sep ETF) | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.
(AllianzIM U.S. Large Cap Buffer10 Sep ETF) | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, or other funds or accounts advised by the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. In addition, the Fund may be a constituent of one or more adviser asset allocation models. Being a component of such a model may greatly affect the trading activity of the Fund, the size of the Fund, and the market volatility of the Fund’s shares. Inclusion in a model could increase demand for the Fund and removal from a model could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted, and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, model rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.
(AllianzIM U.S. Large Cap Buffer10 Sep ETF) | Active Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of Shares and their underlying value and wider bid-ask spreads. Shares of the Fund could decline in value or underperform other investments.
(AllianzIM U.S. Large Cap Buffer10 Sep ETF) | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the operation and valuation of the Underlying ETF, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
(AllianzIM U.S. Large Cap Buffer10 Sep ETF) | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
(AllianzIM U.S. Large Cap Buffer10 Sep ETF) | Cash Transactions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund (“ETF”) that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.
(AllianzIM U.S. Large Cap Buffer10 Sep ETF) | Trading Issues Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.
(AllianzIM U.S. Large Cap Buffer10 Sep ETF) | Market Maker Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.
(AllianzIM U.S. Large Cap Buffer20 Sep ETF)
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 20% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from September 1, 2023 to August 31, 2024.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, from inception of the Fund (August 31, 2023) through October 31, 2023, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from September 1 to August 31, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 20.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 13.54% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 12.80%. The Buffer is 20.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 19.26%.

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2024, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $4.9 billion and $3 trillion.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.
•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 20.00% of losses experienced by the Underlying ETF’s share price.

•	If the Underlying ETF’s share price has decreased by more than 20.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 20.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 30%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 13.54%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of September 1, 2023 to August 31, 2024, each subsequent Outcome Period will be a one-year period from September 1 to August 31. The Fund may be offered for a brief period prior to the first day of the initial Outcome Period, in which case the Fund’s assets will be invested in cash or cash equivalent instruments prior to the close of the market on the business day prior to the first day of the Outcome Period. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning at the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/SEPW.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/SEPW, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund’s performance history is not presented here because, as of the date of this prospectus, the Fund has not had annual returns for at least one calendar year. The Fund’s performance information is accessible on the Fund’s website at www.AllianzIMetfs.com and provides some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianzIMetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
(AllianzIM U.S. Large Cap Buffer20 Sep ETF) | AllianzIM U.S. Large Cap Buffer20 Sep ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 237
(AllianzIM U.S. Large Cap Buffer20 Sep ETF) | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Shares will change in value, and you could lose money by investing in the Fund.
(AllianzIM U.S. Large Cap Buffer20 Sep ETF) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
(AllianzIM U.S. Large Cap Buffer20 Sep ETF) | FLEX Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.
(AllianzIM U.S. Large Cap Buffer20 Sep ETF) | Buffered Loss Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 20.00% of losses experienced by the Underlying ETF in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer20 Sep ETF) | Capped Upside Return Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of the Outcome Period, subject to the Cap. In the event that the Underlying ETF has gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has increased relative to its price at the close of the market the business day prior to the first day of the Outcome Period the investor may have less or no investment gain on their Shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the entire Outcome Period.
(AllianzIM U.S. Large Cap Buffer20 Sep ETF) | Upside Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that matches the share price returns of the Underlying ETF at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.
(AllianzIM U.S. Large Cap Buffer20 Sep ETF) | Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as, and it is possible the value may move in different directions from, the Underlying ETF’s share price, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.
(AllianzIM U.S. Large Cap Buffer20 Sep ETF) | Cap Change Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on market conditions generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.
(AllianzIM U.S. Large Cap Buffer20 Sep ETF) | Investment Objective Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.
(AllianzIM U.S. Large Cap Buffer20 Sep ETF) | Outcome Period Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match the share price returns of the Underlying ETF at the end of each Outcome Period, subject to the Cap and the Buffer. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience investment returns equal to the investment returns sought by the Fund for the Outcome Period. The current Outcome Period is September 1, 2023 to August 31, 2024. Each subsequent Outcome Period will be a one-year period from September 1 to August 31. The Fund may be offered for a brief period prior to the first day of the initial Outcome Period, in which case the Fund’s assets will be invested in cash or cash equivalent instruments prior to the close of the market on the business day prior to the first day of the Outcome Period. However, generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV. As a result, investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

(AllianzIM U.S. Large Cap Buffer20 Sep ETF) | Downside Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Downside Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of an entire Outcome Period, subject to the Cap, while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the Underlying ETF’s share price has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer20 Sep ETF) | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
(AllianzIM U.S. Large Cap Buffer20 Sep ETF) | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
(AllianzIM U.S. Large Cap Buffer20 Sep ETF) | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability to value the FLEX Options becomes more difficult and the judgment of Allianz Investment Management LLC (the “Adviser”) or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.
(AllianzIM U.S. Large Cap Buffer20 Sep ETF) | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
(AllianzIM U.S. Large Cap Buffer20 Sep ETF) | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. The Fund has elected and will continue to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

(AllianzIM U.S. Large Cap Buffer20 Sep ETF) | Underlying ETF Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Underlying ETF Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, and therefore the Fund’s investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.
(AllianzIM U.S. Large Cap Buffer20 Sep ETF) | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF. Because the Underlying ETF has exposure to the equity securities markets, the Fund has exposure to the equity securities markets. Equity securities prices fluctuate for several reasons, including economic and political developments, changes in interest rates, war, acts of terrorism, public health issues, or other events. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as investors’ perceptions of and confidence in their issuers change. These investor perceptions are based on various and unpredictable factors, including many of the same factors already mentioned.
(AllianzIM U.S. Large Cap Buffer20 Sep ETF) | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Companies Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which includes approximately 500 larger-capitalization companies. Such large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller-or mid-capitalization companies.
(AllianzIM U.S. Large Cap Buffer20 Sep ETF) | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which, as of January 31, 2024, has significant exposure to the information technology sector. Information technology companies may have limited product lines, markets, financial resources or personnel. Information technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
(AllianzIM U.S. Large Cap Buffer20 Sep ETF) | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, inflation, recessions, changes in interest rates, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

(AllianzIM U.S. Large Cap Buffer20 Sep ETF) | Premium/Discount Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.
(AllianzIM U.S. Large Cap Buffer20 Sep ETF) | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.
(AllianzIM U.S. Large Cap Buffer20 Sep ETF) | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, or other funds or accounts advised by the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. In addition, the Fund may be a constituent of one or more adviser asset allocation models. Being a component of such a model may greatly affect the trading activity of the Fund, the size of the Fund, and the market volatility of the Fund’s shares. Inclusion in a model could increase demand for the Fund and removal from a model could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted, and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, model rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.
(AllianzIM U.S. Large Cap Buffer20 Sep ETF) | Active Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of Shares and their underlying value and wider bid-ask spreads. Shares of the Fund could decline in value or underperform other investments.
(AllianzIM U.S. Large Cap Buffer20 Sep ETF) | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the operation and valuation of the Underlying ETF, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
(AllianzIM U.S. Large Cap Buffer20 Sep ETF) | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
(AllianzIM U.S. Large Cap Buffer20 Sep ETF) | Cash Transactions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund (“ETF”) that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.
(AllianzIM U.S. Large Cap Buffer20 Sep ETF) | Trading Issues Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.
(AllianzIM U.S. Large Cap Buffer20 Sep ETF) | Market Maker Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.
(AllianzIM U.S. Large Cap Buffer10 Oct ETF)
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 10% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from October 1, 2023 to September 30, 2024.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from October 1 to September 30, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 10.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 19.52% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 18.78%. The Buffer is 10.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 9.26%.

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2024, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $4.9 billion and $3 trillion.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 10.00% of losses experienced by the Underlying ETF’s share price.
•	If the Underlying ETF’s share price has decreased by more than 10.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 10.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 20%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 19.52%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of October 1, 2023 to September 30, 2024, each subsequent Outcome Period will be a one-year period from October 1 to September 30. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning at the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/OCTT.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/OCTT, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. Prior to October 1, 2022, the Fund invested in FLEX Options on the S&P 500® Price Return Index. Consequently, the performance information shown below for periods prior to October 1, 2022, reflects the Fund’s prior investment strategy and is not necessarily indicative of the performance that the Fund, based on its current investments, would have generated. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianzIMetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2023)	8.03%
Lowest (Q2, 2022)	-9.95%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

(AllianzIM U.S. Large Cap Buffer10 Oct ETF) | S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.23%	[13]
Since Inception	rr_AverageAnnualReturnSinceInception	11.35%	[13]
(AllianzIM U.S. Large Cap Buffer10 Oct ETF) | AllianzIM U.S. Large Cap Buffer10 Oct ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 918
Annual Return 2021	rr_AnnualReturn2021	13.63%
Annual Return 2022	rr_AnnualReturn2022	(7.23%)
Annual Return 2023	rr_AnnualReturn2023	21.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest (Q4, 2023)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest (Q2, 2022)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.95%)
1 Year	rr_AverageAnnualReturnYear01	21.14%
Since Inception	rr_AverageAnnualReturnSinceInception	10.10%
(AllianzIM U.S. Large Cap Buffer10 Oct ETF) | AllianzIM U.S. Large Cap Buffer10 Oct ETF | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.14%
Since Inception	rr_AverageAnnualReturnSinceInception	10.10%
(AllianzIM U.S. Large Cap Buffer10 Oct ETF) | AllianzIM U.S. Large Cap Buffer10 Oct ETF | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.52%
Since Inception	rr_AverageAnnualReturnSinceInception	7.88%
(AllianzIM U.S. Large Cap Buffer10 Oct ETF) | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Shares will change in value, and you could lose money by investing in the Fund.
(AllianzIM U.S. Large Cap Buffer10 Oct ETF) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
(AllianzIM U.S. Large Cap Buffer10 Oct ETF) | FLEX Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.

(AllianzIM U.S. Large Cap Buffer10 Oct ETF) | Buffered Loss Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 10.00% of losses experienced by the Underlying ETF in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer10 Oct ETF) | Capped Upside Return Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of the Outcome Period, subject to the Cap. In the event that the Underlying ETF has gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has increased relative to its price at the close of the market the business day prior to the first day of the Outcome Period the investor may have less or no investment gain on their Shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the entire Outcome Period.
(AllianzIM U.S. Large Cap Buffer10 Oct ETF) | Upside Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that matches the share price returns of the Underlying ETF at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.
(AllianzIM U.S. Large Cap Buffer10 Oct ETF) | Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as, and it is possible the value may move in different directions from, the Underlying ETF’s share price, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.
(AllianzIM U.S. Large Cap Buffer10 Oct ETF) | Cap Change Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on market conditions generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.
(AllianzIM U.S. Large Cap Buffer10 Oct ETF) | Investment Objective Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.
(AllianzIM U.S. Large Cap Buffer10 Oct ETF) | Outcome Period Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match the share price returns of the Underlying ETF at the end of each Outcome Period, subject to the Cap and the Buffer. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience investment returns equal to the investment returns sought by the Fund for the Outcome Period. The current Outcome Period is October 1, 2023 to September 30, 2024. Each subsequent Outcome Period will be a one-year period from October 1 to September 30. However, generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV. As a result, investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

(AllianzIM U.S. Large Cap Buffer10 Oct ETF) | Downside Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Downside Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of an entire Outcome Period, subject to the Cap, while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the Underlying ETF’s share price has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer10 Oct ETF) | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
(AllianzIM U.S. Large Cap Buffer10 Oct ETF) | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
(AllianzIM U.S. Large Cap Buffer10 Oct ETF) | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability to value the FLEX Options becomes more difficult and the judgment of Allianz Investment Management LLC (the “Adviser”) or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.
(AllianzIM U.S. Large Cap Buffer10 Oct ETF) | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
(AllianzIM U.S. Large Cap Buffer10 Oct ETF) | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. The Fund has elected and will continue to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

(AllianzIM U.S. Large Cap Buffer10 Oct ETF) | Underlying ETF Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Underlying ETF Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, and therefore the Fund’s investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.
(AllianzIM U.S. Large Cap Buffer10 Oct ETF) | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF. Because the Underlying ETF has exposure to the equity securities markets, the Fund has exposure to the equity securities markets. Equity securities prices fluctuate for several reasons, including economic and political developments, changes in interest rates, war, acts of terrorism, public health issues, or other events. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as investors’ perceptions of and confidence in their issuers change. These investor perceptions are based on various and unpredictable factors, including many of the same factors already mentioned.
(AllianzIM U.S. Large Cap Buffer10 Oct ETF) | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Companies Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which includes approximately 500 larger-capitalization companies. Such large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller-or mid-capitalization companies.
(AllianzIM U.S. Large Cap Buffer10 Oct ETF) | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which, as of January 31, 2024, has significant exposure to the information technology sector. Information technology companies may have limited product lines, markets, financial resources or personnel. Information technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
(AllianzIM U.S. Large Cap Buffer10 Oct ETF) | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, inflation, recessions, changes in interest rates, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

(AllianzIM U.S. Large Cap Buffer10 Oct ETF) | Premium/Discount Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.
(AllianzIM U.S. Large Cap Buffer10 Oct ETF) | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.
(AllianzIM U.S. Large Cap Buffer10 Oct ETF) | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, or other funds or accounts advised by the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. In addition, the Fund may be a constituent of one or more adviser asset allocation models. Being a component of such a model may greatly affect the trading activity of the Fund, the size of the Fund, and the market volatility of the Fund’s shares. Inclusion in a model could increase demand for the Fund and removal from a model could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted, and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, model rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.
(AllianzIM U.S. Large Cap Buffer10 Oct ETF) | Active Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of Shares and their underlying value and wider bid-ask spreads. Shares of the Fund could decline in value or underperform other investments.
(AllianzIM U.S. Large Cap Buffer10 Oct ETF) | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the operation and valuation of the Underlying ETF, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
(AllianzIM U.S. Large Cap Buffer10 Oct ETF) | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

(AllianzIM U.S. Large Cap Buffer10 Oct ETF) | Cash Transactions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund (“ETF”) that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.
(AllianzIM U.S. Large Cap Buffer10 Oct ETF) | Trading Issues Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.
(AllianzIM U.S. Large Cap Buffer10 Oct ETF) | Market Maker Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.
(AllianzIM U.S. Large Cap Buffer20 Oct ETF)
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 20% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from October 1, 2023 to September 30, 2024.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from October 1 to September 30, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 20.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 13.82% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 13.08%. The Buffer is 20.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 19.26%.

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2024, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $4.9 billion and $3 trillion.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 20.00% of losses experienced by the Underlying ETF’s share price.
•	If the Underlying ETF’s share price has decreased by more than 20.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 20.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 30%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 13.82%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of October 1, 2023 to September 30, 2024, each subsequent Outcome Period will be a one-year period from October 1 to September 30. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning at the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/OCTW.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/OCTW, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. Prior to October 1, 2022, the Fund invested in FLEX Options on the S&P 500® Price Return Index. Consequently, the performance information shown below for periods prior to October 1, 2022, reflects the Fund’s prior investment strategy and is not necessarily indicative of the performance that the Fund, based on its current investments, would have generated. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianzIMetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2023)	5.64%
Lowest (Q2, 2022)	-5.05%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

(AllianzIM U.S. Large Cap Buffer20 Oct ETF) | S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.23%	[14]
Since Inception	rr_AverageAnnualReturnSinceInception	11.35%	[14]
(AllianzIM U.S. Large Cap Buffer20 Oct ETF) | AllianzIM U.S. Large Cap Buffer20 Oct ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 918
Annual Return 2021	rr_AnnualReturn2021	6.63%
Annual Return 2022	rr_AnnualReturn2022	0.46%
Annual Return 2023	rr_AnnualReturn2023	18.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest (Q4, 2023)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest (Q2, 2022)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.05%)
1 Year	rr_AverageAnnualReturnYear01	18.03%
Since Inception	rr_AverageAnnualReturnSinceInception	8.70%
(AllianzIM U.S. Large Cap Buffer20 Oct ETF) | AllianzIM U.S. Large Cap Buffer20 Oct ETF | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.03%
Since Inception	rr_AverageAnnualReturnSinceInception	8.70%
(AllianzIM U.S. Large Cap Buffer20 Oct ETF) | AllianzIM U.S. Large Cap Buffer20 Oct ETF | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.77%
(AllianzIM U.S. Large Cap Buffer20 Oct ETF) | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Shares will change in value, and you could lose money by investing in the Fund.
(AllianzIM U.S. Large Cap Buffer20 Oct ETF) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
(AllianzIM U.S. Large Cap Buffer20 Oct ETF) | FLEX Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.

(AllianzIM U.S. Large Cap Buffer20 Oct ETF) | Buffered Loss Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 20.00% of losses experienced by the Underlying ETF in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer20 Oct ETF) | Capped Upside Return Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of the Outcome Period, subject to the Cap. In the event that the Underlying ETF has gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has increased relative to its price at the close of the market the business day prior to the first day of the Outcome Period the investor may have less or no investment gain on their Shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the entire Outcome Period.
(AllianzIM U.S. Large Cap Buffer20 Oct ETF) | Upside Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that matches the share price returns of the Underlying ETF at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.
(AllianzIM U.S. Large Cap Buffer20 Oct ETF) | Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as, and it is possible the value may move in different directions from, the Underlying ETF’s share price, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.
(AllianzIM U.S. Large Cap Buffer20 Oct ETF) | Cap Change Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on market conditions generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.
(AllianzIM U.S. Large Cap Buffer20 Oct ETF) | Investment Objective Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.
(AllianzIM U.S. Large Cap Buffer20 Oct ETF) | Outcome Period Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match the share price returns of the Underlying ETF at the end of each Outcome Period, subject to the Cap and the Buffer. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience investment returns equal to the investment returns sought by the Fund for the Outcome Period. The current Outcome Period is October 1, 2023 to September 30, 2024. Each subsequent Outcome Period will be a one-year period from October 1 to September 30. However, generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV. As a result, investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

(AllianzIM U.S. Large Cap Buffer20 Oct ETF) | Downside Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Downside Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of an entire Outcome Period, subject to the Cap, while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the Underlying ETF’s share price has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer20 Oct ETF) | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
(AllianzIM U.S. Large Cap Buffer20 Oct ETF) | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
(AllianzIM U.S. Large Cap Buffer20 Oct ETF) | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability to value the FLEX Options becomes more difficult and the judgment of Allianz Investment Management LLC (the “Adviser”) or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.
(AllianzIM U.S. Large Cap Buffer20 Oct ETF) | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
(AllianzIM U.S. Large Cap Buffer20 Oct ETF) | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. The Fund has elected and will continue to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

(AllianzIM U.S. Large Cap Buffer20 Oct ETF) | Underlying ETF Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Underlying ETF Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, and therefore the Fund’s investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.
(AllianzIM U.S. Large Cap Buffer20 Oct ETF) | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF. Because the Underlying ETF has exposure to the equity securities markets, the Fund has exposure to the equity securities markets. Equity securities prices fluctuate for several reasons, including economic and political developments, changes in interest rates, war, acts of terrorism, public health issues, or other events. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as investors’ perceptions of and confidence in their issuers change. These investor perceptions are based on various and unpredictable factors, including many of the same factors already mentioned.
(AllianzIM U.S. Large Cap Buffer20 Oct ETF) | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Companies Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which includes approximately 500 larger-capitalization companies. Such large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller-or mid-capitalization companies.
(AllianzIM U.S. Large Cap Buffer20 Oct ETF) | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which, as of January 31, 2024, has significant exposure to the information technology sector. Information technology companies may have limited product lines, markets, financial resources or personnel. Information technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
(AllianzIM U.S. Large Cap Buffer20 Oct ETF) | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, inflation, recessions, changes in interest rates, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

(AllianzIM U.S. Large Cap Buffer20 Oct ETF) | Premium/Discount Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.
(AllianzIM U.S. Large Cap Buffer20 Oct ETF) | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.
(AllianzIM U.S. Large Cap Buffer20 Oct ETF) | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, or other funds or accounts advised by the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. In addition, the Fund may be a constituent of one or more adviser asset allocation models. Being a component of such a model may greatly affect the trading activity of the Fund, the size of the Fund, and the market volatility of the Fund’s shares. Inclusion in a model could increase demand for the Fund and removal from a model could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted, and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, model rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.
(AllianzIM U.S. Large Cap Buffer20 Oct ETF) | Active Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of Shares and their underlying value and wider bid-ask spreads. Shares of the Fund could decline in value or underperform other investments.
(AllianzIM U.S. Large Cap Buffer20 Oct ETF) | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the operation and valuation of the Underlying ETF, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
(AllianzIM U.S. Large Cap Buffer20 Oct ETF) | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

(AllianzIM U.S. Large Cap Buffer20 Oct ETF) | Cash Transactions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund (“ETF”) that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.
(AllianzIM U.S. Large Cap Buffer20 Oct ETF) | Trading Issues Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.
(AllianzIM U.S. Large Cap Buffer20 Oct ETF) | Market Maker Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.
(AllianzIM U.S. Large Cap Buffer10 Nov ETF)
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 10% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from November 1, 2023 to October 31, 2024.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from November 1 to October 31, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 10.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 19.69% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 18.95%. The Buffer is 10.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 9.26%.

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2024, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $4.9 billion and $3 trillion.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 10.00% of losses experienced by the Underlying ETF’s share price.
•	If the Underlying ETF’s share price has decreased by more than 10.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 10.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 20%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 19.69%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of November 1, 2023 to October 31, 2024, each subsequent Outcome Period will be a one-year period from November 1 to October 31. The Fund may be offered for a brief period prior to the first day of the initial Outcome Period, in which case the Fund’s assets will be invested in cash or cash equivalent instruments prior to the close of the market on the business day prior to the first day of the Outcome Period.  The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning at the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/NVBT.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/NVBT, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.AllianzIMetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianzIMetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2023)	7.35%
Lowest (Q3, 2023)	-3.34%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

(AllianzIM U.S. Large Cap Buffer10 Nov ETF) | S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.23%
Since Inception	rr_AverageAnnualReturnSinceInception	19.56%
(AllianzIM U.S. Large Cap Buffer10 Nov ETF) | AllianzIM U.S. Large Cap Buffer10 Nov ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 918
Annual Return 2023	rr_AnnualReturn2023	16.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest (Q2, 2023)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest (Q3, 2023)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.34%)
1 Year	rr_AverageAnnualReturnYear01	16.62%
Since Inception	rr_AverageAnnualReturnSinceInception	14.19%
(AllianzIM U.S. Large Cap Buffer10 Nov ETF) | AllianzIM U.S. Large Cap Buffer10 Nov ETF | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.62%
Since Inception	rr_AverageAnnualReturnSinceInception	14.19%
(AllianzIM U.S. Large Cap Buffer10 Nov ETF) | AllianzIM U.S. Large Cap Buffer10 Nov ETF | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.84%
Since Inception	rr_AverageAnnualReturnSinceInception	10.84%
(AllianzIM U.S. Large Cap Buffer10 Nov ETF) | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Shares will change in value, and you could lose money by investing in the Fund.
(AllianzIM U.S. Large Cap Buffer10 Nov ETF) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
(AllianzIM U.S. Large Cap Buffer10 Nov ETF) | FLEX Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.
(AllianzIM U.S. Large Cap Buffer10 Nov ETF) | Buffered Loss Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 10.00% of losses experienced by the Underlying ETF in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer10 Nov ETF) | Capped Upside Return Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of the Outcome Period, subject to the Cap. In the event that the Underlying ETF has gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has increased relative to its price at the close of the market the business day prior to the first day of the Outcome Period the investor may have less or no investment gain on their Shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the entire Outcome Period.
(AllianzIM U.S. Large Cap Buffer10 Nov ETF) | Upside Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that matches the share price returns of the Underlying ETF at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.
(AllianzIM U.S. Large Cap Buffer10 Nov ETF) | Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as, and it is possible the value may move in different directions from, the Underlying ETF’s share price, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.
(AllianzIM U.S. Large Cap Buffer10 Nov ETF) | Cap Change Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on market conditions generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.
(AllianzIM U.S. Large Cap Buffer10 Nov ETF) | Investment Objective Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.
(AllianzIM U.S. Large Cap Buffer10 Nov ETF) | Outcome Period Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match the share price returns of the Underlying ETF at the end of each Outcome Period, subject to the Cap and the Buffer. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience investment returns equal to the investment returns sought by the Fund for the Outcome Period. The current Outcome Period is November 1, 2023 to October 31, 2024. Each subsequent Outcome Period will be a one-year period from November 1 to October 31. The Fund may be offered for a brief period prior to the first day of the initial Outcome Period, in which case the Fund’s assets will be invested in cash or cash equivalent instruments prior to the close of the market on the business day prior to the first day of the Outcome Period.  However, generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV. As a result, investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

(AllianzIM U.S. Large Cap Buffer10 Nov ETF) | Downside Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Downside Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of an entire Outcome Period, subject to the Cap, while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the Underlying ETF’s share price has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer10 Nov ETF) | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
(AllianzIM U.S. Large Cap Buffer10 Nov ETF) | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
(AllianzIM U.S. Large Cap Buffer10 Nov ETF) | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability to value the FLEX Options becomes more difficult and the judgment of Allianz Investment Management LLC (the “Adviser”) or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.
(AllianzIM U.S. Large Cap Buffer10 Nov ETF) | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
(AllianzIM U.S. Large Cap Buffer10 Nov ETF) | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. The Fund has elected and will continue to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

(AllianzIM U.S. Large Cap Buffer10 Nov ETF) | Underlying ETF Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Underlying ETF Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, and therefore the Fund’s investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.
(AllianzIM U.S. Large Cap Buffer10 Nov ETF) | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF. Because the Underlying ETF has exposure to the equity securities markets, the Fund has exposure to the equity securities markets. Equity securities prices fluctuate for several reasons, including economic and political developments, changes in interest rates, war, acts of terrorism, public health issues, or other events. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as investors’ perceptions of and confidence in their issuers change. These investor perceptions are based on various and unpredictable factors, including many of the same factors already mentioned.
(AllianzIM U.S. Large Cap Buffer10 Nov ETF) | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Companies Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which includes approximately 500 larger-capitalization companies. Such large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller-or mid-capitalization companies.
(AllianzIM U.S. Large Cap Buffer10 Nov ETF) | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which, as of January 31, 2024, has significant exposure to the information technology sector. Information technology companies may have limited product lines, markets, financial resources or personnel. Information technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
(AllianzIM U.S. Large Cap Buffer10 Nov ETF) | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, inflation, recessions, changes in interest rates, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

(AllianzIM U.S. Large Cap Buffer10 Nov ETF) | Premium/Discount Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.
(AllianzIM U.S. Large Cap Buffer10 Nov ETF) | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.
(AllianzIM U.S. Large Cap Buffer10 Nov ETF) | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, or other funds or accounts advised by the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. In addition, the Fund may be a constituent of one or more adviser asset allocation models. Being a component of such a model may greatly affect the trading activity of the Fund, the size of the Fund, and the market volatility of the Fund’s shares. Inclusion in a model could increase demand for the Fund and removal from a model could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted, and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, model rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.
(AllianzIM U.S. Large Cap Buffer10 Nov ETF) | Active Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of Shares and their underlying value and wider bid-ask spreads. Shares of the Fund could decline in value or underperform other investments.
(AllianzIM U.S. Large Cap Buffer10 Nov ETF) | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the operation and valuation of the Underlying ETF, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
(AllianzIM U.S. Large Cap Buffer10 Nov ETF) | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
(AllianzIM U.S. Large Cap Buffer10 Nov ETF) | Cash Transactions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund (“ETF”) that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.
(AllianzIM U.S. Large Cap Buffer10 Nov ETF) | Trading Issues Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.
(AllianzIM U.S. Large Cap Buffer10 Nov ETF) | Market Maker Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.
(AllianzIM U.S. Large Cap Buffer20 Nov ETF)
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 20% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from November 1, 2023 to October 31, 2024.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from November 1 to October 31, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 20.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 14.02% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 13.28%. The Buffer is 20.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 19.26%.

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2024, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $4.9 billion and $3 trillion.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 20.00% of losses experienced by the Underlying ETF’s share price.
•	If the Underlying ETF’s share price has decreased by more than 20.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 20.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 30%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 14.02%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of November 1, 2023 to October 31, 2024, each subsequent Outcome Period will be a one-year period from November 1 to October 31. The Fund may be offered for a brief period prior to the first day of the initial Outcome Period, in which case the Fund’s assets will be invested in cash or cash equivalent instruments prior to the close of the market on the business day prior to the first day of the Outcome Period. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning at the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/NVBW.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/NVBW, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.AllianzIMetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianzIMetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2023)	5.61%
Lowest (Q3, 2023)	-1.19%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

(AllianzIM U.S. Large Cap Buffer20 Nov ETF) | S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.23%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	19.56%	[15]
(AllianzIM U.S. Large Cap Buffer20 Nov ETF) | AllianzIM U.S. Large Cap Buffer20 Nov ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 918
Annual Return 2023	rr_AnnualReturn2023	12.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest (Q2, 2023)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest (Q3, 2023)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.19%)
1 Year	rr_AverageAnnualReturnYear01	12.72%
Since Inception	rr_AverageAnnualReturnSinceInception	11.62%
(AllianzIM U.S. Large Cap Buffer20 Nov ETF) | AllianzIM U.S. Large Cap Buffer20 Nov ETF | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.72%
Since Inception	rr_AverageAnnualReturnSinceInception	11.62%
(AllianzIM U.S. Large Cap Buffer20 Nov ETF) | AllianzIM U.S. Large Cap Buffer20 Nov ETF | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.53%
Since Inception	rr_AverageAnnualReturnSinceInception	8.88%
(AllianzIM U.S. Large Cap Buffer20 Nov ETF) | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Shares will change in value, and you could lose money by investing in the Fund.
(AllianzIM U.S. Large Cap Buffer20 Nov ETF) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
(AllianzIM U.S. Large Cap Buffer20 Nov ETF) | FLEX Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.
(AllianzIM U.S. Large Cap Buffer20 Nov ETF) | Buffered Loss Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 20.00% of losses experienced by the Underlying ETF in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer20 Nov ETF) | Capped Upside Return Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of the Outcome Period, subject to the Cap. In the event that the Underlying ETF has gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has increased relative to its price at the close of the market the business day prior to the first day of the Outcome Period the investor may have less or no investment gain on their Shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the entire Outcome Period.
(AllianzIM U.S. Large Cap Buffer20 Nov ETF) | Upside Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that matches the share price returns of the Underlying ETF at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.
(AllianzIM U.S. Large Cap Buffer20 Nov ETF) | Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as, and it is possible the value may move in different directions from, the Underlying ETF’s share price, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.
(AllianzIM U.S. Large Cap Buffer20 Nov ETF) | Cap Change Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on market conditions generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.
(AllianzIM U.S. Large Cap Buffer20 Nov ETF) | Investment Objective Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.
(AllianzIM U.S. Large Cap Buffer20 Nov ETF) | Outcome Period Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match the share price returns of the Underlying ETF at the end of each Outcome Period, subject to the Cap and the Buffer. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience investment returns equal to the investment returns sought by the Fund for the Outcome Period. The current Outcome Period is November 1, 2023 to October 31, 2024. Each subsequent Outcome Period will be a one-year period from November 1 to October 31. The Fund may be offered for a brief period prior to the first day of the initial Outcome Period, in which case the Fund’s assets will be invested in cash or cash equivalent instruments prior to the close of the market on the business day prior to the first day of the Outcome Period. However, generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV. As a result, investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

(AllianzIM U.S. Large Cap Buffer20 Nov ETF) | Downside Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Downside Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of an entire Outcome Period, subject to the Cap, while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the Underlying ETF’s share price has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer20 Nov ETF) | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
(AllianzIM U.S. Large Cap Buffer20 Nov ETF) | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
(AllianzIM U.S. Large Cap Buffer20 Nov ETF) | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability to value the FLEX Options becomes more difficult and the judgment of Allianz Investment Management LLC (the “Adviser”) or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.
(AllianzIM U.S. Large Cap Buffer20 Nov ETF) | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
(AllianzIM U.S. Large Cap Buffer20 Nov ETF) | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. The Fund has elected and will continue to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

(AllianzIM U.S. Large Cap Buffer20 Nov ETF) | Underlying ETF Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Underlying ETF Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, and therefore the Fund’s investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.
(AllianzIM U.S. Large Cap Buffer20 Nov ETF) | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF. Because the Underlying ETF has exposure to the equity securities markets, the Fund has exposure to the equity securities markets. Equity securities prices fluctuate for several reasons, including economic and political developments, changes in interest rates, war, acts of terrorism, public health issues, or other events. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as investors’ perceptions of and confidence in their issuers change. These investor perceptions are based on various and unpredictable factors, including many of the same factors already mentioned.
(AllianzIM U.S. Large Cap Buffer20 Nov ETF) | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Companies Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which includes approximately 500 larger-capitalization companies. Such large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller-or mid-capitalization companies.
(AllianzIM U.S. Large Cap Buffer20 Nov ETF) | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which, as of January 31, 2024, has significant exposure to the information technology sector. Information technology companies may have limited product lines, markets, financial resources or personnel. Information technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
(AllianzIM U.S. Large Cap Buffer20 Nov ETF) | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, inflation, recessions, changes in interest rates, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

(AllianzIM U.S. Large Cap Buffer20 Nov ETF) | Premium/Discount Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.
(AllianzIM U.S. Large Cap Buffer20 Nov ETF) | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.
(AllianzIM U.S. Large Cap Buffer20 Nov ETF) | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, or other funds or accounts advised by the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. In addition, the Fund may be a constituent of one or more adviser asset allocation models. Being a component of such a model may greatly affect the trading activity of the Fund, the size of the Fund, and the market volatility of the Fund’s shares. Inclusion in a model could increase demand for the Fund and removal from a model could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted, and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, model rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.
(AllianzIM U.S. Large Cap Buffer20 Nov ETF) | Active Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of Shares and their underlying value and wider bid-ask spreads. Shares of the Fund could decline in value or underperform other investments.
(AllianzIM U.S. Large Cap Buffer20 Nov ETF) | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the operation and valuation of the Underlying ETF, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
(AllianzIM U.S. Large Cap Buffer20 Nov ETF) | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
(AllianzIM U.S. Large Cap Buffer20 Nov ETF) | Cash Transactions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund (“ETF”) that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.
(AllianzIM U.S. Large Cap Buffer20 Nov ETF) | Trading Issues Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.
(AllianzIM U.S. Large Cap Buffer20 Nov ETF) | Market Maker Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.
(AllianzIM U.S. Large Cap Buffer10 Dec ETF)
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 10% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from December 1, 2023 to November 30, 2024.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, from inception of the Fund (November 30, 2022) through October 31, 2023, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from December 1 to November 30, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 10.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 17.96% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 17.22%. The Buffer is 10.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 9.26%.

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2024, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $4.9 billion and $3 trillion.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 10.00% of losses experienced by the Underlying ETF’s share price.
•	If the Underlying ETF’s share price has decreased by more than 10.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 10.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 20%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 17.96%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of December 1, 2023 to November 30, 2024, each subsequent Outcome Period will be a one-year period from December 1 to November 30. The Fund may be offered for a brief period prior to the first day of the initial Outcome Period, in which case the Fund’s assets will be invested in cash or cash equivalent instruments prior to the close of the market on the business day prior to the first day of the Outcome Period.  The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning at the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/DECT.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/DECT, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.AllianzIMetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianzIMetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2023)	8.91%
Lowest (Q4, 2022)	-4.16%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

(AllianzIM U.S. Large Cap Buffer10 Dec ETF) | S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.23%	[16]
Since Inception	rr_AverageAnnualReturnSinceInception	15.48%	[16]
(AllianzIM U.S. Large Cap Buffer10 Dec ETF) | AllianzIM U.S. Large Cap Buffer10 Dec ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 918
Annual Return 2023	rr_AnnualReturn2023	19.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest (Q4, 2023)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest (Q4, 2022)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.16%)
1 Year	rr_AverageAnnualReturnYear01	19.42%
Since Inception	rr_AverageAnnualReturnSinceInception	13.26%
(AllianzIM U.S. Large Cap Buffer10 Dec ETF) | AllianzIM U.S. Large Cap Buffer10 Dec ETF | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.42%
Since Inception	rr_AverageAnnualReturnSinceInception	13.26%
(AllianzIM U.S. Large Cap Buffer10 Dec ETF) | AllianzIM U.S. Large Cap Buffer10 Dec ETF | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.50%
Since Inception	rr_AverageAnnualReturnSinceInception	10.11%
(AllianzIM U.S. Large Cap Buffer10 Dec ETF) | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Shares will change in value, and you could lose money by investing in the Fund.
(AllianzIM U.S. Large Cap Buffer10 Dec ETF) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
(AllianzIM U.S. Large Cap Buffer10 Dec ETF) | FLEX Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.
(AllianzIM U.S. Large Cap Buffer10 Dec ETF) | Buffered Loss Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 10.00% of losses experienced by the Underlying ETF in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer10 Dec ETF) | Capped Upside Return Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of the Outcome Period, subject to the Cap. In the event that the Underlying ETF has gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has increased relative to its price at the close of the market the business day prior to the first day of the Outcome Period the investor may have less or no investment gain on their Shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the entire Outcome Period.
(AllianzIM U.S. Large Cap Buffer10 Dec ETF) | Upside Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that matches the share price returns of the Underlying ETF at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.
(AllianzIM U.S. Large Cap Buffer10 Dec ETF) | Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as, and it is possible the value may move in different directions from, the Underlying ETF’s share price, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.
(AllianzIM U.S. Large Cap Buffer10 Dec ETF) | Cap Change Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on market conditions generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.
(AllianzIM U.S. Large Cap Buffer10 Dec ETF) | Investment Objective Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.
(AllianzIM U.S. Large Cap Buffer10 Dec ETF) | Outcome Period Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match the share price returns of the Underlying ETF at the end of each Outcome Period, subject to the Cap and the Buffer. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience investment returns equal to the investment returns sought by the Fund for the Outcome Period. The current Outcome Period is December 1, 2023 to November 30, 2024. Each subsequent Outcome Period will be a one-year period from December 1 to November 30. The Fund may be offered for a brief period prior to the first day of the initial Outcome Period, in which case the Fund’s assets will be invested in cash or cash equivalent instruments prior to the close of the market on the business day prior to the first day of the Outcome Period.  However, generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV. As a result, investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

(AllianzIM U.S. Large Cap Buffer10 Dec ETF) | Downside Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Downside Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of an entire Outcome Period, subject to the Cap, while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the Underlying ETF’s share price has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer10 Dec ETF) | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
(AllianzIM U.S. Large Cap Buffer10 Dec ETF) | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
(AllianzIM U.S. Large Cap Buffer10 Dec ETF) | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability to value the FLEX Options becomes more difficult and the judgment of Allianz Investment Management LLC (the “Adviser”) or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.
(AllianzIM U.S. Large Cap Buffer10 Dec ETF) | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
(AllianzIM U.S. Large Cap Buffer10 Dec ETF) | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. The Fund has elected and will continue to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

(AllianzIM U.S. Large Cap Buffer10 Dec ETF) | Underlying ETF Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Underlying ETF Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, and therefore the Fund’s investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.
(AllianzIM U.S. Large Cap Buffer10 Dec ETF) | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF. Because the Underlying ETF has exposure to the equity securities markets, the Fund has exposure to the equity securities markets. Equity securities prices fluctuate for several reasons, including economic and political developments, changes in interest rates, war, acts of terrorism, public health issues, or other events. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as investors’ perceptions of and confidence in their issuers change. These investor perceptions are based on various and unpredictable factors, including many of the same factors already mentioned.
(AllianzIM U.S. Large Cap Buffer10 Dec ETF) | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Companies Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which includes approximately 500 larger-capitalization companies. Such large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller- or mid-capitalization companies.
(AllianzIM U.S. Large Cap Buffer10 Dec ETF) | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which, as of January 31, 2024, has significant exposure to the information technology sector. Information technology companies may have limited product lines, markets, financial resources or personnel. Information technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
(AllianzIM U.S. Large Cap Buffer10 Dec ETF) | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, inflation, recessions, changes in interest rates, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

(AllianzIM U.S. Large Cap Buffer10 Dec ETF) | Premium/Discount Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.
(AllianzIM U.S. Large Cap Buffer10 Dec ETF) | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.
(AllianzIM U.S. Large Cap Buffer10 Dec ETF) | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, or other funds or accounts advised by the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. In addition, the Fund may be a constituent of one or more adviser asset allocation models. Being a component of such a model may greatly affect the trading activity of the Fund, the size of the Fund, and the market volatility of the Fund’s shares. Inclusion in a model could increase demand for the Fund and removal from a model could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted, and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, model rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.
(AllianzIM U.S. Large Cap Buffer10 Dec ETF) | Active Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of Shares and their underlying value and wider bid-ask spreads. Shares of the Fund could decline in value or underperform other investments.
(AllianzIM U.S. Large Cap Buffer10 Dec ETF) | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the operation and valuation of the Underlying ETF, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
(AllianzIM U.S. Large Cap Buffer10 Dec ETF) | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
(AllianzIM U.S. Large Cap Buffer10 Dec ETF) | Cash Transactions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund (“ETF”) that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.
(AllianzIM U.S. Large Cap Buffer10 Dec ETF) | Trading Issues Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.
(AllianzIM U.S. Large Cap Buffer10 Dec ETF) | Market Maker Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.
(AllianzIM U.S. Large Cap Buffer20 Dec ETF)
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 20% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from December 1, 2023 to November 30, 2024.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, from inception of the Fund (November 30, 2022) through October 31, 2023, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified one-year period, from December 1 to November 30, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 20.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 12.49% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 11.75%. The Buffer is 20.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 19.26%.

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2024, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $4.9 billion and $3 trillion.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 20.00% of losses experienced by the Underlying ETF’s share price.
•	If the Underlying ETF’s share price has decreased by more than 20.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 20.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 30%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 12.49%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of December 1, 2023 to November 30, 2024, each subsequent Outcome Period will be a one-year period from December 1 to November 30. The Fund may be offered for a brief period prior to the first day of the initial Outcome Period, in which case the Fund’s assets will be invested in cash or cash equivalent instruments prior to the close of the market on the business day prior to the first day of the Outcome Period. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning at the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/DECW.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/DECW, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.AllianzIMetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianzIMetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2023)	7.91%
Lowest (Q4, 2022)	-2.48%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

(AllianzIM U.S. Large Cap Buffer20 Dec ETF) | S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.23%	[17]
Since Inception	rr_AverageAnnualReturnSinceInception	15.48%	[17]
(AllianzIM U.S. Large Cap Buffer20 Dec ETF) | AllianzIM U.S. Large Cap Buffer20 Dec ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 918
Annual Return 2023	rr_AnnualReturn2023	16.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest (Q4, 2023)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest (Q4, 2022)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.48%)
1 Year	rr_AverageAnnualReturnYear01	16.37%
Since Inception	rr_AverageAnnualReturnSinceInception	12.35%
(AllianzIM U.S. Large Cap Buffer20 Dec ETF) | AllianzIM U.S. Large Cap Buffer20 Dec ETF | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.37%
Since Inception	rr_AverageAnnualReturnSinceInception	12.35%
(AllianzIM U.S. Large Cap Buffer20 Dec ETF) | AllianzIM U.S. Large Cap Buffer20 Dec ETF | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.69%
Since Inception	rr_AverageAnnualReturnSinceInception	9.42%
(AllianzIM U.S. Large Cap Buffer20 Dec ETF) | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Shares will change in value, and you could lose money by investing in the Fund.
(AllianzIM U.S. Large Cap Buffer20 Dec ETF) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
(AllianzIM U.S. Large Cap Buffer20 Dec ETF) | FLEX Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.
(AllianzIM U.S. Large Cap Buffer20 Dec ETF) | Buffered Loss Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 20.00% of losses experienced by the Underlying ETF in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer20 Dec ETF) | Capped Upside Return Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of the Outcome Period, subject to the Cap. In the event that the Underlying ETF has gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has increased relative to its price at the close of the market the business day prior to the first day of the Outcome Period the investor may have less or no investment gain on their Shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the entire Outcome Period.
(AllianzIM U.S. Large Cap Buffer20 Dec ETF) | Upside Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that matches the share price returns of the Underlying ETF at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.
(AllianzIM U.S. Large Cap Buffer20 Dec ETF) | Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as, and it is possible the value may move in different directions from, the Underlying ETF’s share price, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.
(AllianzIM U.S. Large Cap Buffer20 Dec ETF) | Cap Change Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on market conditions generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.
(AllianzIM U.S. Large Cap Buffer20 Dec ETF) | Investment Objective Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.
(AllianzIM U.S. Large Cap Buffer20 Dec ETF) | Outcome Period Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match the share price returns of the Underlying ETF at the end of each Outcome Period, subject to the Cap and the Buffer. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience investment returns equal to the investment returns sought by the Fund for the Outcome Period. The current Outcome Period is December 1, 2023 to November 30, 2024. Each subsequent Outcome Period will be a one-year period from December 1 to November 30. The Fund may be offered for a brief period prior to the first day of the initial Outcome Period, in which case the Fund’s assets will be invested in cash or cash equivalent instruments prior to the close of the market on the business day prior to the first day of the Outcome Period. However, generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV. As a result, investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

(AllianzIM U.S. Large Cap Buffer20 Dec ETF) | Downside Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Downside Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of an entire Outcome Period, subject to the Cap, while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the Underlying ETF’s share price has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.
(AllianzIM U.S. Large Cap Buffer20 Dec ETF) | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
(AllianzIM U.S. Large Cap Buffer20 Dec ETF) | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
(AllianzIM U.S. Large Cap Buffer20 Dec ETF) | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability to value the FLEX Options becomes more difficult and the judgment of Allianz Investment Management LLC (the “Adviser”) or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.
(AllianzIM U.S. Large Cap Buffer20 Dec ETF) | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
(AllianzIM U.S. Large Cap Buffer20 Dec ETF) | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. The Fund has elected and will continue to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

(AllianzIM U.S. Large Cap Buffer20 Dec ETF) | Underlying ETF Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Underlying ETF Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, and therefore the Fund’s investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.
(AllianzIM U.S. Large Cap Buffer20 Dec ETF) | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF. Because the Underlying ETF has exposure to the equity securities markets, the Fund has exposure to the equity securities markets. Equity securities prices fluctuate for several reasons, including economic and political developments, changes in interest rates, war, acts of terrorism, public health issues, or other events. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as investors’ perceptions of and confidence in their issuers change. These investor perceptions are based on various and unpredictable factors, including many of the same factors already mentioned.
(AllianzIM U.S. Large Cap Buffer20 Dec ETF) | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Companies Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which includes approximately 500 larger-capitalization companies. Such large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller- or mid-capitalization companies.
(AllianzIM U.S. Large Cap Buffer20 Dec ETF) | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which, as of January 31, 2024, has significant exposure to the information technology sector. Information technology companies may have limited product lines, markets, financial resources or personnel. Information technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
(AllianzIM U.S. Large Cap Buffer20 Dec ETF) | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, inflation, recessions, changes in interest rates, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

(AllianzIM U.S. Large Cap Buffer20 Dec ETF) | Premium/Discount Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.
(AllianzIM U.S. Large Cap Buffer20 Dec ETF) | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.
(AllianzIM U.S. Large Cap Buffer20 Dec ETF) | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, or other funds or accounts advised by the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. In addition, the Fund may be a constituent of one or more adviser asset allocation models. Being a component of such a model may greatly affect the trading activity of the Fund, the size of the Fund, and the market volatility of the Fund’s shares. Inclusion in a model could increase demand for the Fund and removal from a model could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted, and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, model rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.
(AllianzIM U.S. Large Cap Buffer20 Dec ETF) | Active Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of Shares and their underlying value and wider bid-ask spreads. Shares of the Fund could decline in value or underperform other investments.
(AllianzIM U.S. Large Cap Buffer20 Dec ETF) | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the operation and valuation of the Underlying ETF, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
(AllianzIM U.S. Large Cap Buffer20 Dec ETF) | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
(AllianzIM U.S. Large Cap Buffer20 Dec ETF) | Cash Transactions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund (“ETF”) that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.
(AllianzIM U.S. Large Cap Buffer20 Dec ETF) | Trading Issues Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.
(AllianzIM U.S. Large Cap Buffer20 Dec ETF) | Market Maker Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF)
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 10% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from January 1, 2024 to June 30, 2024.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified six-month period, from July 1 to December 31 or January 1 to June 30, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 10.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 7.41% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 7.04%. The Buffer is 10.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 9.63%.

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2024, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $4.9 billion and $3 trillion.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 10.00% of losses experienced by the Underlying ETF’s share price.
•	If the Underlying ETF’s share price has decreased by more than 10.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 10.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 20%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 7.41%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of January 1, 2024 to June 30, 2024, each subsequent Outcome Period will be a six-month period from July 1 to December 31 or January 1 to June 30. The Fund is designed to seek to achieve the outcomes at the end of each successive six-month Outcome Period. The outcomes that the Fund achieves over multiple six month Outcome Periods likely will be different than the outcomes achieved by a comparable fund with a longer outcome period, and an investor holding Shares over multiple six-month Outcome Periods likely will experience different investment results than if the investor held shares in a comparable fund with a longer outcome period. For example, during a single twelve-month period, the outcomes achieved by the Fund over two successive six-month Outcome Periods likely would be different than the outcomes achieved by a comparable fund over a one-year outcome period. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning at the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/SIXJ.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/SIXJ, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. Prior to January 1, 2023, the Fund invested in FLEX Options on the S&P 500® Price Return Index. Consequently, the performance information shown below for periods prior to January 1, 2023, reflects the Fund’s prior investment strategy and is not necessarily indicative of the performance that the Fund, based on its current investments, would have generated. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianzIMetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2023)	8.07%
Lowest (Q2, 2022)	-9.73%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.23%	[18]
Since Inception	rr_AverageAnnualReturnSinceInception	0.04%	[18]
(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 918
Annual Return 2022	rr_AnnualReturn2022	(10.03%)
Annual Return 2023	rr_AnnualReturn2023	17.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest (Q4, 2023)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest (Q2, 2022)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.73%)
1 Year	rr_AverageAnnualReturnYear01	17.97%
Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.97%
Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.64%
Since Inception	rr_AverageAnnualReturnSinceInception	2.31%
(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Shares will change in value, and you could lose money by investing in the Fund.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | FLEX Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | Buffered Loss Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 10.00% of losses experienced by the Underlying ETF in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | Capped Upside Return Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of the Outcome Period, subject to the Cap. In the event that the Underlying ETF has gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has increased relative to its price at the close of the market the business day prior to the first day of the Outcome Period the investor may have less or no investment gain on their Shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the entire Outcome Period.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | Upside Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that matches the share price returns of the Underlying ETF at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as, and it is possible the value may move in different directions from, the Underlying ETF’s share price, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | Cap Change Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on market conditions generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | Investment Objective Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | Outcome Period Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match the share price returns of the Underlying ETF at the end of each Outcome Period, subject to the Cap and the Buffer. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience investment returns equal to the investment returns sought by the Fund for the Outcome Period. The current Outcome Period is January 1, 2024 to June 30, 2024. Each subsequent Outcome Period will be a six-month period from July 1 to December 31 or January 1 to June 30. The Fund is designed to seek to achieve the outcomes at the end of each successive six-month Outcome Period. The outcomes that the Fund achieves over multiple six month Outcome Periods likely will be different than the outcomes achieved by a comparable fund with a longer outcome period, and an investor holding Shares over multiple six-month Outcome Periods likely will experience different investment results than if the investor held shares in a comparable fund with a longer outcome period. For example, during a single twelve-month period, the outcomes achieved by the Fund over two successive six-month Outcome Periods likely would be different than the outcomes achieved by a comparable fund over a one-year outcome period. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV. As a result, investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | Downside Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Downside Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of an entire Outcome Period, subject to the Cap, while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the Underlying ETF’s share price has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability to value the FLEX Options becomes more difficult and the judgment of Allianz Investment Management LLC (the “Adviser”) or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. The Fund has elected and will continue to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | Underlying ETF Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Underlying ETF Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, and therefore the Fund’s investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF. Because the Underlying ETF has exposure to the equity securities markets, the Fund has exposure to the equity securities markets. Equity securities prices fluctuate for several reasons, including economic and political developments, changes in interest rates, war, acts of terrorism, public health issues, or other events. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as investors’ perceptions of and confidence in their issuers change. These investor perceptions are based on various and unpredictable factors, including many of the same factors already mentioned.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Companies Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which includes approximately 500 larger-capitalization companies. Such large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions.

Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller- or mid-capitalization companies.

(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which, as of January 31, 2024, has significant exposure to the information technology sector. Information technology companies may have limited product lines, markets, financial resources or personnel. Information technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, inflation, recessions, changes in interest rates, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | Premium/Discount Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, or other funds or accounts advised by the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. In addition, the Fund may be a constituent of one or more adviser asset allocation models. Being a component of such a model may greatly affect the trading activity of the Fund, the size of the Fund, and the market volatility of the Fund’s shares. Inclusion in a model could increase demand for the Fund and removal from a model could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted, and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, model rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | Active Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of Shares and their underlying value and wider bid-ask spreads. Shares of the Fund could decline in value or underperform other investments.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the operation and valuation of the Underlying ETF, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | Cash Transactions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund (“ETF”) that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | Trading Issues Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | Market Maker Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF)
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 10% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from October 1, 2023 to March 31, 2024.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues a buffered strategy that seeks to match the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) (i.e., the market price returns of the Underlying ETF), at the end of a specified six-month period, from April 1 to September 30 or October 1 to March 31, as described below (the “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 10.00% of Underlying ETF losses (the “Buffer”). The Fund’s intended return measured across different market conditions (e.g., rising or declining markets) is referred to as “outcomes” in this prospectus. The Underlying ETF’s share price returns reflect the price at which the Underlying ETF’s shares trade on the secondary market (not the Underlying ETF’s net asset value).

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price.

The Cap is set at or near the close of the market on the business day prior to the first day of the Outcome Period, based on market conditions. Specifically, the Cap is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration of the FLEX Options. The Cap for the current Outcome Period is 8.84% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Cap is reduced to 8.48%. The Buffer is 10.00% prior to taking into account any fees or expenses charged to the Fund. When the Fund’s annualized management fee of 0.74% of the Fund’s average daily net assets is taken into account, the Buffer is reduced to 9.63%.

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding or soliciting proxies for a meeting of Fund shareholders. The returns that the Fund seeks to provide also do not include the costs associated with purchasing Shares of the Fund. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. It is expected that the Cap will change from one Outcome Period to the next. There is no guarantee, and it is unlikely, that the Cap will remain the same after the end of the Outcome Period. The Cap may increase or decrease, and it may change significantly, depending upon the market conditions at that time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the Underlying ETF seeks to track the performance of the Underlying Index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the Underlying ETF, among other factors. In addition, it is possible that the Underlying ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2024, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $4.9 billion and $3 trillion.

The Fund seeks to achieve its objective by buying and selling call and put FLEX Options that reference the Underlying ETF. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

In general, the Fund seeks to achieve the following outcomes for each Outcome Period, although there can be no guarantee these results will be achieved:

•	If the Underlying ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide positive returns that match the return of the Underlying ETF’s share price, up to the Cap.

•	If the Underlying ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by the Fund is designed to compensate for the first 10.00% of losses experienced by the Underlying ETF’s share price.
•	If the Underlying ETF’s share price has decreased by more than 10.00% as of the end of the Outcome Period, the Fund is expected to experience all subsequent losses experienced by the Underlying ETF’s share price beyond 10.00% on a one-to-one basis, meaning that the Fund will decrease 1% for every 1% decrease in the Underlying ETF’s share price (i.e., if the Underlying ETF loses 20%, the Fund is designed to lose 10%).

The outcomes described here are before taking into account Fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Shares for the entire Outcome Period. The Cap Level illustrated in these charts is the Fund’s Cap for the current Outcome Period: 8.84%. The returns shown in the charts are based on hypothetical performance of the Underlying ETF’s share price in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period.

In the first graph below, the dotted line represents the Underlying ETF’s share price performance, and the solid line represents the gross returns that the Fund seeks to provide relative to the Underlying ETF’s share price performance.

Despite the intended Buffer, a shareholder who holds Shares for the entire Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the loss of their entire investment.

The outcomes may only be achieved if Shares are held over a complete Outcome Period. An investor that purchases or sells Shares during an Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Outcome Period. For example, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s share price. Conversely, if an investor purchases Shares during an Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s share price. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Shares for that entire Outcome Period. This means investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period to achieve the intended results.

Both the Cap and Buffer are fixed at levels calculated in relation to the Outcome NAV and the Underlying ETF’s share price. The Outcome NAV is the Fund’s net asset value (or “NAV”, which is the per share value of the Fund’s assets) calculated at the close of the market on the business day prior to the first day of the Outcome Period. An investor purchasing Shares on the secondary market on the first day of the Outcome Period may pay a price that is different from the Fund’s Outcome NAV. As a result, the investor may not experience the same investment results as the Fund, even if the Fund is successful in achieving the outcomes. Furthermore, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.

Following the current Outcome Period of October 1, 2023 to March 31, 2024, each subsequent Outcome Period will be a six-month period from April 1 to September 30 or October 1 to March 31. The Fund is designed to seek to achieve the outcomes at the end of each successive six-month Outcome Period. The outcomes that the Fund achieves over multiple six month Outcome Periods likely will be different than the outcomes achieved by a comparable fund with a longer outcome period, and an investor holding Shares over multiple six-month Outcome Periods likely will experience different investment results than if the investor held shares in a comparable fund with a longer outcome period. For example, during a single twelve-month period, the outcomes achieved by the Fund over two successive six-month Outcome Periods likely would be different than the outcomes achieved by a comparable fund over a one-year outcome period. The Fund resets at the beginning of each Outcome Period by investing in a new set of FLEX Options that will provide a new Cap for the new Outcome Period. This means that the Cap is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Cap may increase or decrease. The Buffer is not expected to change for each Outcome Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning at the end of each Outcome Period; the Fund is not intended to terminate after the current or any subsequent Outcome Period.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that discloses the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both before and after taking into account the Fund’s annualized management fee) for the next Outcome Period. There is no guarantee the final Cap will be within the anticipated range. This information also will be available on the Fund’s website, www.AllianzIMetfs.com/SIXO.

An investor that purchases Shares after the Outcome Period has begun or sells Shares prior to the end of the Outcome Period may experience investment returns very different from those sought by the Fund for that Outcome Period. The Fund’s website, www.AllianzIMetfs.com/SIXO, provides, on a daily basis, important Fund information, including the Fund’s position relative to the Cap and Buffer, as well as information relating to the potential return scenarios as a result of an investment in the Fund. Before purchasing Shares, an investor should visit the website to review this information and understand the possible outcomes of an investment in Shares on a particular day and held through the end of the Outcome Period.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. Prior to October 1, 2022, the Fund invested in FLEX Options on the S&P 500® Price Return Index. Consequently, the performance information shown below for periods prior to October 1, 2022, reflects the Fund’s prior investment strategy and is not necessarily indicative of the performance that the Fund, based on its current investments, would have generated. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianzIMetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q1, 2023)	6.63%
Lowest (Q2, 2022)	-8.43%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

(AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF) | S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.23%	[19]
Since Inception	rr_AverageAnnualReturnSinceInception	4.63%	[19]
(AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF) | AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 918
Annual Return 2022	rr_AnnualReturn2022	(5.74%)
Annual Return 2023	rr_AnnualReturn2023	17.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest (Q1, 2023)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest (Q2, 2022)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.43%)
1 Year	rr_AverageAnnualReturnYear01	17.42%
Since Inception	rr_AverageAnnualReturnSinceInception	6.56%
(AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF) | AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.42%
Since Inception	rr_AverageAnnualReturnSinceInception	6.56%
(AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF) | AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.31%
Since Inception	rr_AverageAnnualReturnSinceInception	5.04%
(AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF) | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Shares will change in value, and you could lose money by investing in the Fund.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF) | FLEX Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	FLEX Options Risk. The Fund utilizes FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF) | Buffered Loss Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer the first 10.00% of losses experienced by the Underlying ETF in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF) | Capped Upside Return Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of the Outcome Period, subject to the Cap. In the event that the Underlying ETF has gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases or sells Shares during an Outcome Period after the Underlying ETF’s share price has increased relative to its price at the close of the market the business day prior to the first day of the Outcome Period the investor may have less or no investment gain on their Shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the entire Outcome Period.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF) | Upside Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a return that matches the share price returns of the Underlying ETF at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF) | Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as, and it is possible the value may move in different directions from, the Underlying ETF’s share price, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF) | Cap Change Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on market conditions generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF) | Investment Objective Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF) | Outcome Period Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match the share price returns of the Underlying ETF at the end of each Outcome Period, subject to the Cap and the Buffer. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve for the Outcome Period. In particular, an investor who does not hold Shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience investment returns equal to the investment returns sought by the Fund for the Outcome Period. The current Outcome Period is October 1, 2023 to March 31, 2024. Each subsequent Outcome Period will be a six-month period from April 1 to September 30 or October 1 to March 31. The Fund is designed to seek to achieve the outcomes at the end of each successive six-month Outcome Period. The outcomes that the Fund achieves over multiple six month Outcome Periods likely will be different than the outcomes achieved by a comparable fund with a longer outcome period, and an investor holding Shares over multiple six-month Outcome Periods likely will experience different investment results than if the investor held shares in a comparable fund with a longer outcome period. For example, during a single twelve-month period, the outcomes achieved by the Fund over two successive six-month Outcome Periods likely would be different than the outcomes achieved by a comparable fund over a one-year outcome period. Generally, the Fund will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV. As a result, investors should purchase the Shares immediately prior to the beginning of the Outcome Period and hold the Shares until the end of the Outcome Period. In addition, an investor cannot expect to purchase Shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell Shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Fund for the Outcome Period.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF) | Downside Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Downside Risk. The Fund’s strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of an entire Outcome Period, subject to the Cap, while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. If an investor purchases Shares during an Outcome Period after the Underlying ETF’s share price has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF) | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF) | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF) | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability to value the FLEX Options becomes more difficult and the judgment of Allianz Investment Management LLC (the “Adviser”) or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF) | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF) | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. The Fund has elected and will continue to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

(AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF) | Underlying ETF Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Underlying ETF Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, and therefore the Fund’s investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF) | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF. Because the Underlying ETF has exposure to the equity securities markets, the Fund has exposure to the equity securities markets. Equity securities prices fluctuate for several reasons, including economic and political developments, changes in interest rates, war, acts of terrorism, public health issues, or other events. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as investors’ perceptions of and confidence in their issuers change. These investor perceptions are based on various and unpredictable factors, including many of the same factors already mentioned.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF) | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Companies Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which includes approximately 500 larger-capitalization companies. Such large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions.

Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller- or mid-capitalization companies.

(AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF) | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. The Fund invests in FLEX Options that derive their value from the Underlying ETF, which tracks the Underlying Index, which, as of January 31, 2024, has significant exposure to the information technology sector. Information technology companies may have limited product lines, markets, financial resources or personnel. Information technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF) | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, inflation, recessions, changes in interest rates, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF) | Premium/Discount Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF) | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF) | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, or other funds or accounts advised by the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. In addition, the Fund may be a constituent of one or more adviser asset allocation models. Being a component of such a model may greatly affect the trading activity of the Fund, the size of the Fund, and the market volatility of the Fund’s shares. Inclusion in a model could increase demand for the Fund and removal from a model could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted, and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, model rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF) | Active Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of Shares and their underlying value and wider bid-ask spreads. Shares of the Fund could decline in value or underperform other investments.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF) | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the operation and valuation of the Underlying ETF, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF) | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF) | Cash Transactions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk. The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund (“ETF”) that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF) | Trading Issues Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.
(AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF) | Market Maker Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.

[1]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[2]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[3]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[4]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[5]	Other expenses are estimated for the current fiscal year.
[6]	Other expenses are estimated for the current fiscal year.
[7]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[8]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[9]	Other expenses are estimated for the current fiscal year.
[10]	Other expenses are estimated for the current fiscal year.
[11]	Other expenses are estimated for the current fiscal year.
[12]	Other expenses are estimated for the current fiscal year.
[13]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[14]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[15]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[16]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[17]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[18]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[19]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.